UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08039

Third Avenue Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York, NY	10017

(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: October 31, 2011

Date of reporting period: April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) is as follows:

Third Avenue Value Fund

Third Avenue Small-Cap Value Fund

Third Avenue Real Estate Value Fund

Third Avenue International Value Fund

Third Avenue Focused Credit Fund

SEMI-ANNUAL REPORT

April 30, 2011

THIRD AVENUE FUNDS

Privacy Policy

Third Avenue Funds (the “Funds”) respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms and from the transactions you make with us, our affiliates, or third parties. We do not disclose any information about you or any of our former customers to anyone, except to our affiliates (which may include the Funds’ affiliated money management entities) and service providers, or as otherwise permitted by law. To protect your personal information, we permit access only by authorized employees. Be assured that we maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

Proxy Voting Policies and Procedures

The Funds have delegated the voting of proxies relating to their voting securities to the Funds’ investment adviser pursuant to the adviser’s proxy voting guidelines. A description of these proxy voting guidelines and procedures, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by August 31, each year (i) without charge, upon request, by calling (800) 443-1021, (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov, and (iii) on the Funds’ website www.thirdave.com.

Schedule of Portfolio Holdings—Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Third Avenue Trust Third Avenue Value Fund Industry Diversification (Unaudited)

The summary of the Fund’s investments as of April 30, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

1

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments
at April 30, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 2.67%

	Consumer Products - 0.11%
17,485,595	Home Products International, Inc., 2nd Lien, Convertible, PIK, 6.000%, due 3/20/17 (b) (e)	$5,439,768

	Financial Insurance - 2.56%
211,630,000	MBIA Insurance Corp., 14.000%, due 1/15/33 (d) (f)	128,036,150

	Total Corporate Debt Instruments (Cost $223,241,044)	133,475,918

Shares

Preferred Stocks - 0.00%#

	Insurance & Reinsurance - 0.00%#
4,775	Ecclesiastical Insurance, 8.625% (United Kingdom)	8,973
1,022,245	RS Holdings Corp., Convertible, Class A (a) (b) (c) (e)	221,144

	Total Preferred Stocks (Cost $1,022,936)	230,117

Common Stocks - 91.08%

	Annuities & Mutual Fund Management & Sales - 3.48%
6,000,000	Bank of New York Mellon Corp. (The)	173,760,000

	Auto Supply - 0.00%
652,203	ISE, Ltd.[1] (a) (b)	0

Shares		Value (Note 1)

	Automotive - 4.93%
8,129,400	Toyota Industries Corp. (Japan)	$246,422,290

	Consumer Products - 0.00%#
526,368	Home Products International, Inc. (a) (b) (c) (e)	26,318

	Depository Institutions - 2.28%
218,500	Carver Bancorp, Inc. (c)	131,056
10,728,450	Chong Hing Bank, Ltd. (Hong Kong)	27,407,365
10,000,000	KeyCorp	86,700,000

		114,238,421

	Diversified Operations - 9.52%
7,226,929	Brookfield Asset Management, Inc., Class A (Canada)	242,969,353
31,822,822	Wharf (Holdings), Ltd. (The) (Hong Kong)	232,742,481

		475,711,834

	Financial Insurance - 0.01%
37	Manifold Capital Holdings, Inc. (a) (b) (c) (e)	555,000

	Holding Companies - 24.07%
83,370	Capital Southwest Corp.	8,023,529
42,692,000	Cheung Kong Holdings, Ltd. (Hong Kong)	671,747,935
10,078,955	Investor AB, Class A (Sweden)	243,031,178
80,000,000	Lai Sun Garment Internatonal, Ltd. (Hong Kong) (a)	10,300,982
3,317,350	RHJ International (Belgium) (a) (e)	27,564,739
58,890,500	Wheelock & Co., Ltd. (Hong Kong)	242,651,988

		1,203,320,351

The accompanying notes are an integral part of the financial statements.

2

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks (continued)

	Insurance & Reinsurance - 0.00%#
127,500	Olympus Re Holdings, Ltd. (Bermuda) (a) (b) (e)	$196,350
9,337	RS Holdings Corp., Class A (a) (b) (e)	2,020

		198,370

	Manufactured Housing - 1.43%
1,014	Fleetwood Homes, Inc. (a) (b) (c) (e)	71,694,551

	Mutual Holding Companies - 0.20%
47,859	Colonial Financial Services, Inc. (a)	598,238
232,032	FedFirst Financial Corp. (c)	3,345,901
205,511	Gouverneur Bancorp, Inc. (c)	1,808,497
249,757	Home Federal Bancorp, Inc. (c)	3,286,802
242,800	SFSB, Inc. (a) (c)	849,800

		9,889,238

	Non-U.S. Real Estate Operating
	Companies - 19.37%
24,220,000	Hang Lung Group, Ltd. (Hong Kong)	163,103,943
30,534,000	Hang Lung Properties, Ltd. (Hong Kong)	136,034,302
97,788,054	Henderson Land Development Co., Ltd. (Hong Kong)	669,233,552

		968,371,797

Shares		Value (Note 1)

	Oil & Gas Production & Services - 7.39%
776,800	Cenovus Energy, Inc. (Canada)	$29,829,120
1,304,301	EnCana Corp. (Canada)	43,720,169
9,651,219	Nabors Industries, Ltd. (Bermuda) (a)	295,713,350

		369,262,639

	Semiconductor Equipment Manufacturers & Related - 0.31%
1,000,000	Applied Materials, Inc.	15,690,000

	Steel & Specialty Steel - 7.72%
3,500,000	POSCO, ADR (South Korea)	386,050,000

	Telecommunications - 1.41%
1,871,861	Sycamore Networks, Inc. (c)	45,860,595
5,008,450	Tellabs, Inc.	24,641,574

		70,502,169

	U.S. Real Estate Operating Companies - 5.93%
9,487,910	FNC Realty Corp. (a) (b) (c)	5,692,746
8,764,203	Forest City Enterprises, Inc., Class A (a) (c)	168,360,340
22,500	Forest City Enterprises, Inc., Class B (a)	431,438
3,420,106	Tejon Ranch Co. (a) (c)	121,892,578

		296,377,102

	Utilities, Utility Service Companies & Waste Management - 3.03%
8,816,889	Covanta Holding Corp. (c) (e)	151,385,984

	Total Common Stocks (Cost $3,349,395,987)	4,553,456,064

The accompanying notes are an integral part of the financial statements.

3

Third Avenue Trust
Third Avenue Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Investment Amount ($) or Partnership Units		Value (Note 1)

Limited Partnerships - 0.20%

	Infrastructure - 0.19%
400,000	Brookfield Infrastructure Partners L.P. (Canada)[2]	$9,400,000

	Insurance & Reinsurance - 0.01%
1,805,000	Insurance Partners II Equity Fund, L.P. (a) (b)	381,885

	Total Limited Partnerships (Cost $8,007,814)	9,781,885

	Total Investment Portfolio - 93.95% (Cost $3,581,667,781)	4,696,943,984
	Other Assets less Liabilities - 6.05%	302,531,102

	NET ASSETS - 100.00%	$4,999,475,086

Notes:

ADR: PIK:	American Depository Receipt Payment-in-kind

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Security is subject to restrictions on resale.

(f)	Variable rate security. The rate disclosed is in effect as of April 30, 2011.

#	Amount represents less than 0.01% of total net assets.

1	Incorporated in Cayman Islands.

2	Bermuda exempted limited partnership.

The aggregate cost is $3,581,667,781.

The aggregate gross unrealized appreciation is $1,579,277,398.

The aggregate gross unrealized depreciation is $(464,001,195).

Country Concentration

% of Net Assets

Hong Kong	43.07%
United States	20.38
South Korea	7.72
Canada	6.52
Bermuda	5.92
Japan	4.93
Sweden	4.86
Belgium	0.55
United Kingdom	0.00 *

Total	93.95%

*	Amount represents less than 0.01% of total net assets.

The accompanying notes are an integral part of the financial statements.

4

Third Avenue Trust
Third Avenue Value Fund
Statement of Assets and Liabilities
April 30, 2011
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $2,986,686,691)	$4,121,832,672
Affiliated issuers (cost of $594,981,090)	575,111,312

Total investments (cost of $3,581,667,781)	4,696,943,984
Cash	235,992,857
Receivable for securities sold	56,568,750
Dividends and interest receivable	22,402,256
Receivable for fund shares sold	1,420,522
Tax receivable	564,115
Other assets	79,246
Other receivables	43,479

Total assets	5,014,015,209

Liabilities:
Payable for fund shares redeemed	7,816,003
Payable to investment adviser (Note 3)	4,029,256
Payable for shareholder servicing fees (Note 3)	1,432,835
Accounts payable and accrued expenses	1,176,106
Payable to trustees and officers	43,462
Distribution fees payable (Note 5)	42,461

Total liabilities	14,540,123

Net assets	$4,999,475,086

Summary of net assets:
Capital stock, $0.001 par value	$4,401,372,115
Accumulated distributions in excess of net investment income	(155,964,612)
Accumulated net realized losses on investments and foreign currency transactions	(361,304,645)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	1,115,372,228

Net assets applicable to capital shares outstanding	$4,999,475,086

Investor Class:
Net assets applicable to 545,924 shares outstanding, unlimited number of shares authorized	$29,575,433

Net asset value, offering and redemption price per share	$54.18

Institutional Class:
Net assets applicable to 91,687,712 shares outstanding, unlimited number of shares authorized	$4,969,899,653

Net asset value, offering and redemption price per share	$54.20

The accompanying notes are an integral part of the financial statements.

5

Third Avenue Trust
Third Avenue Value Fund
Statement of Operations
For the Six Months Ended April 30, 2011
(Unaudited)

Investment Income:
Interest	$16,333,477
Dividends - unaffiliated issuers (net of foreign withholding tax of $2,972,031)	23,100,657
Dividends - affiliated issuers (Note 4)	740,097
Other income	63,124

Total investment income	40,237,355

Expenses:
Investment advisory fees (Note 3)	22,438,179
Shareholder servicing fees (Note 3)	4,322,278
Transfer agent fees	630,059
Custodian fees	426,670
Reports to shareholders	391,166
Trustees’ and officers’ fees and expenses	271,300
Administration fees (Note 3)	126,414
Accounting fees	120,737
Legal fees	118,223
Auditing and tax consulting fees	81,488
Insurance expenses	61,780
Registration and filing fees	29,790
Distribution fees (Note 5)	29,554
Miscellaneous expenses	62,568

Total expenses	29,110,206
Less: Expense waived (Note 3)	(356,273)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(53,372)

Net expenses	28,700,561

Net investment income	11,536,794

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	277,144,317
Net realized loss on investments - affiliated issuers	(1,007,059)
Net realized gain on foreign currency transactions	9,676
Net change in unrealized appreciation/(depreciation) on investments	200,065,587
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(95,151)

Net gain on investments and foreign currency transactions	476,117,370

Net increase in net assets resulting from operations	$487,654,164

The accompanying notes are an integral part of the financial statements.

6

Third Avenue Trust
Third Avenue Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010

Operations:
Net investment income	$11,536,794	$81,858,040
Net realized gain on investments - unaffiliated issuers	277,144,317	85,031,261
Net realized gain (loss) on investments - affiliated issuers	(1,007,059)	32,288,004
Net realized gain (loss) on foreign currency transactions	9,676	(330,285)
Net change in unrealized appreciation/(depreciation) on investments	200,065,587	520,891,614
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(95,151)	152,864

Net increase in net assets resulting from operations	487,654,164	719,891,498

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(380,280)	—
Institutional Class	(93,625,411)	(141,917,365)

Decrease in net assets from dividends and distributions	(94,005,691)	(141,917,365)

Capital Share Transactions:
Proceeds from sale of shares	177,335,494	464,300,106
Net asset value of shares issued in reinvestment of dividends and distributions	89,053,928	130,284,578
Redemption fees	26,696	87,629
Cost of shares redeemed	(719,250,753)	(1,802,261,235)

Net decrease in net assets resulting from capital share transactions	(452,834,635)	(1,207,588,922)

Net decrease in net assets	(59,186,162)	(629,614,789)
Net assets at beginning of period	5,058,661,248	5,688,276,037

Net assets at end of period (including accumulated distributions in excess of net investment income of $(155,964,612) and $(73,495,715), respectively)	$4,999,475,086	$5,058,661,248

The accompanying notes are an integral part of the financial statements.

7

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2011 (Unaudited)		For the Period Ended October 31, 2010*

Net asset value, beginning of period	$50.09		$46.32

Income from investment operations:
Net investment income	0.09		0.59
Net gain on investment transactions (both realized and unrealized)	4.90	[2]	3.18	[1]

Total from investment operations	4.99		3.77

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.90)		—

Total dividends and distributions	(0.90)		—

Net asset value, end of period	$54.18		$50.09

Total return[3]	10.06%[4]		8.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$29,575		$18,553
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.42%[5]		1.46%[5]
After fee waivers and expense offset arrangement[6]	1.40	%5#	1.40	%5#
Ratio of net investment income to average net assets	0.35%[5]		1.54%[5]
Portfolio turnover rate	1%[4]		2%[4]

[1]	Includes redemption fees of $0.04 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[4]	Not annualized.

[5]	Annualized.

[6]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.40%.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.

The accompanying notes are an integral part of the financial statements.

8

Third Avenue Trust
Third Avenue Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2011 (Unaudited)
			Years Ended October 31,

Institutional Class:			2010	2009	2008	2007	2006

Net asset value, beginning of period	$50.13		$44.60	$35.16	$68.04	$60.29	$58.62

Income (loss) from investment operations:
Net investment income	0.12	@	0.71 @	0.81 @	1.01 @	1.52	2.40
Net gain (loss) on investment transactions (both realized and unrealized)[1]	4.92		5.96	8.81	(31.80)	9.57	4.76

Total from investment operations	5.04		6.67	9.62	(30.79)	11.09	7.16

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.97)		(1.14)	(0.18)	(1.63)	(3.24)	(1.61)
Distributions from realized gains	—		—	(0.00)*	(0.46)	(0.10)	(3.88)

Total dividends and distributions	(0.97)		(1.14)	(0.18)	(2.09)	(3.34)	(5.49)

Net asset value, end of period	$54.20		$50.13	$44.60	$35.16	$68.04	$60.29

Total return[2]	10.15%[3]		15.25%	27.59%	(46.52)%	19.25%	13.08%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,969,900		$5,040,109	$5,688,276	$5,372,294	$12,124,948	$9,275,574
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.17%[4]		1.19%	1.17%	1.11%	1.08%	1.08%
After fee waivers and expense offset arrangement[5]	1.15	%4#	1.15%#	1.17%	1.11%	1.08%	1.08%
Ratio of net investment income to average net assets	0.46%[4]		1.55%	2.23%	1.89%	1.32%	2.83%
Portfolio turnover rate	1%[3]		2%	5%	17%	5%	7%

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.15% effective December 31, 2009.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

*	Amount is less than $0.01.

The accompanying notes are an integral part of the financial statements.

9

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

10

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments
at April 30, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 1.01%

	Oil & Gas - 1.01%
10,475,000	W & T Offshore, Inc., 8.250%, due 6/15/14 (e)	$10,946,375

	Total Corporate Debt Instruments (Cost $7,391,571)	10,946,375

Shares or Units

Common Stocks - 78.80%

	Agriculture - 3.80%
3,442,937	Viterra, Inc. (Canada)	41,374,194

	Chemicals & Allied Products - 4.76%
447,327	Lanxess AG (Germany)	41,032,306
35,000	Minerals Technologies, Inc.	2,380,000
129,033	Westlake Chemical Corp.	8,471,016

		51,883,322

	Computer Peripherals - 1.84%
707,309	Imation Corp. (a)	7,264,063
397,273	Lexmark International, Inc., Class A (a)	12,812,054

		20,076,117

	Consulting and Information Technology Services - 2.26%
179,126	ICF International, Inc. (a)	4,363,509
461,006	ManTech International Corp., Class A (a)	20,233,553

		24,597,062

	Consumer Products - 2.94%
930,540	JAKKS Pacific, Inc. (a)	19,578,562
1,007,308	K-Swiss, Inc., Class A (a)	12,399,962

		31,978,524

Shares or Units		Value (Note 1)

	Electronics Components - 6.43%
741,242	Bel Fuse, Inc., Class B (c)	$14,921,201
504,411	Electronics for Imaging, Inc. (a)	9,059,222
1,043,440	Ingram Micro, Inc., Class A (a)	19,543,631
629,647	MEMC Electronic Materials, Inc. (a)	7,448,724
594,027	Park Electrochemical Corp.	18,991,043

		69,963,821

	Energy/Services - 6.68%
429,489	Bristow Group, Inc. (a)	19,928,290
848,535	Bronco Drilling Co., Inc. (a)	9,316,914
457,225	Pioneer Drilling Co. (a)	7,086,988
182,562	SEACOR Holdings, Inc.	18,042,603
307,752	Tidewater, Inc.	18,314,322

		72,689,117

	Food Processing - 1.54%
352,882	Sanderson Farms, Inc.	16,797,183

	Forest Products & Paper - 4.39%
21,530,352	Catalyst Paper Corp. (Canada) (a) (b) (c) (d)	4,460,127
1,906,065	P.H. Glatfelter Co.	25,922,484
2,606,263	TimberWest Forest Corp. Units (Canada) (a)	17,381,514

		47,764,125

	Healthcare Services - 4.60%
3,066,626	Cross Country Healthcare, Inc. (a) (c)	22,754,365
885,382	Pharmaceutical Product Development, Inc.	27,314,035

		50,068,400

The accompanying notes are an integral part of the financial statements.

11

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	Holding Companies - 7.87%
242,431	Ackermans & van Haaren NV (Belgium)	$25,365,216
221,539	Brookfield Asset Management, Inc., Class A (Canada)	7,448,141
1,283,102	JZ Capital Partners, Ltd. (Guernsey)	9,131,011
1,039,680	JZ Capital Partners, Ltd. Limited Voting Shares (Guernsey) (d)	7,398,733
432,140	Leucadia National Corp.	16,706,532
475,780,230	PYI Corp., Ltd. (Hong Kong)[1] (a) (c)	19,604,014

		85,653,647

	Industrial Equipment - 2.02%
110,436	Alamo Group, Inc.	3,159,574
980,316	Wacker Neuson SE (Germany) (a)	18,803,366

		21,962,940

	Industrial Services - 0.61%
129,444	UniFirst Corp.	6,700,021

	Insurance & Reinsurance - 4.71%
222,592	Arch Capital Group, Ltd. (Bermuda) (a)	23,149,568
10,624	E-L Financial Corp., Ltd. (Canada)	5,423,445
698,733	HCC Insurance Holdings, Inc.	22,736,772

		51,309,785

	Life Insurance - 1.58%
106,759	National Western Life Insurance Co., Class A	17,195,672

	Media - 2.39%
205,124	Liberty Media Corp. - Starz Series A (a)	15,763,779
375,221	Madison Square Garden, Inc., Class A (a)	10,262,294

		26,026,073

Shares or Units		Value (Note 1)

	Metals Manufacturing - 4.58%
747,352	Encore Wire Corp.	$20,858,594
578,099	Kaiser Aluminum Corp.	28,968,541

		49,827,135

	Non-U.S. Real Estate Operating Companies - 1.68%
4,562,000	Sapporo Holdings, Ltd. (Japan)	18,332,156

	Oil & Gas - 0.24%
23,331	Cimarex Energy Co.	2,580,175

	Securities Trading Services - 3.51%
561,785	Broadridge Financial Solutions, Inc.	13,055,883
1,472,766	Investment Technology Group, Inc. (a)	25,199,026

		38,254,909

	Semiconductor Equipment Manufacturers & Related - 1.87%
982,541	Electro Scientific Industries, Inc. (a)	16,162,800
291,024	Verigy, Ltd. (Singapore) (a)	4,208,207

		20,371,007

	Software - 2.12%
844,670	Synopsys, Inc. (a)	23,135,511

	Telecommunications - 1.23%
144,867	Sycamore Networks, Inc.	3,549,242
2,010,574	Tellabs, Inc.	9,892,024

		13,441,266

The accompanying notes are an integral part of the financial statements.

12

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating Companies - 5.15%
403,227	Alexander & Baldwin, Inc.	$21,250,063
259,434	Alico, Inc.	6,690,803
149,546	Tejon Ranch Co. (a)	5,329,819
464,448	Vail Resorts, Inc. (a)	22,753,308

		56,023,993

	Total Common Stocks (Cost $727,360,729)	858,006,155

Investment Amount ($)

Limited Partnerships - 1.13%

	Holding Companies - 1.13%
1,000,000	AP Alternative Assets, L.P. (Guernsey) (b)	12,293,000

	Total Limited Partnerships (Cost $20,000,000)	12,293,000

Notional Amount †			Value (Note 1)

Purchased Options - 0.14%

		Foreign Currency Put Options - 0.14%
75,000,000		Euro Currency, strike 1.20 Euro, expires 3/7/12 (a)	$544,988
50,000,000		Japan Currency, strike 100 Yen, expires 10/24/13 (a)	951,250

		Total Purchased Options (Cost $3,687,500)	1,496,238

Purchased Swaptions - 0.05%
		Foreign Currency Put Swaptions - 0.05%
		Payer Options Purchased on Interest Rate Swaps:
47,627,920,000	JPY	Expiring 11/4/11, if exercised the Fund pays semi-annually 3.220% and receives semi- annual floating 6 month JPY LIBOR terminating 11/8/21, European Style. Counterparty: JPMorgan Chase Bank, N.A. (a)	45,623
26,304,564,000	JPY	Expiring 11/5/12, if exercised the Fund pays semi-annually 4.420% and receives semi- annual floating 6 month JPY LIBOR terminating 11/7/22, European Style. Counterparty: JPMorgan Chase Bank, N.A. (a)	519,508

		Total Purchased Swaptions (Cost $1,242,500)	565,131

The accompanying notes are an integral part of the financial statements.

13

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Short Term Investments - 11.48%

	U.S. Government Obligations - 11.48%
125,000,000	U.S. Treasury Bills, 0.11%-0.18%‡, due 6/16/11-10/27/11	$124,963,826

	Total Short Term Investments (Cost $124,948,915)	124,963,826

	Total Investment Portfolio - 92.61% (Cost $884,631,215)	1,008,270,725
	Other Assets less Liabilities - 7.39%	80,497,627

	NET ASSETS - 100.00%	$1,088,768,352

Notes:

JPY:	Japanese Yen

LIBOR: London Interbank Offered Rate

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Security is subject to restrictions on resale.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

†	Notional amount denominated in U.S. Dollars, unless otherwise noted.

‡	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

The aggregate cost is $884,631,215.

The aggregate gross unrealized appreciation is $236,437,488.

The aggregate gross unrealized depreciation is $(112,797,978).

Country Concentration

% of Net Assets

United States *	69.15%
Canada	6.99
Germany	5.49
Guernsey	2.65
Belgium	2.33
Bermuda	2.13
Hong Kong	1.80
Japan	1.68
Singapore	0.39

Total	92.61%

*	Includes cash equivalents.

The accompanying notes are an integral part of the financial statements.

14

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Assets and Liabilities
April 30, 2011
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $762,405,143)	$946,531,018
Affiliated issuers (cost of $122,226,072)	61,739,707

Total investments (cost of $884,631,215)	1,008,270,725
Cash	77,985,558
Receivable for securities sold	6,687,179
Dividends and interest receivable	967,989
Receivable for fund shares sold	500,854
Other assets	33,145

Total assets	1,094,445,450

Liabilities:
Payable for securities purchased	2,236,507
Payable for fund shares redeemed	2,051,691
Payable to investment adviser (Note 3)	846,881
Accounts payable and accrued expenses	297,487
Payable for shareholder servicing fees (Note 3)	224,556
Distribution fees payable (Note 5)	10,403
Payable to trustees and officers	9,573

Total liabilities	5,677,098

Net assets	$1,088,768,352

Summary of net assets:
Capital stock, $0.001 par value	$963,732,849
Accumulated distributions in excess of net investment income	(8,771,302)
Accumulated net realized gains on investments and foreign currency transactions	10,134,509
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	123,672,296

Net assets applicable to capital shares outstanding	$1,088,768,352

Investor Class:
Net assets applicable to 307,926 shares outstanding, unlimited number of shares authorized	$7,028,898

Net asset value, offering and redemption price per share	$22.83

Institutional Class:
Net assets applicable to 47,324,483 shares outstanding, unlimited number of shares authorized	$1,081,739,454

Net asset value, offering and redemption price per share	$22.86

The accompanying notes are an integral part of the financial statements.

15

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Operations
For the Six Months Ended April 30, 2011
(Unaudited)

Investment Income:
Interest	$1,430,495
Dividends - unaffiliated issuers (net of foreign withholding tax of $101,004)	4,207,909
Dividends - affiliated issuers (Note 4)	103,774
Other income	3,710

Total investment income	5,745,888

Expenses:
Investment advisory fees (Note 3)	4,830,273
Shareholder servicing fees (Note 3)	828,028
Transfer agent fees	140,157
Reports to shareholders	85,762
Accounting fees	62,252
Trustees’ and officers’ fees and expenses	57,779
Auditing and tax consulting fees	42,348
Custodian fees	30,725
Administration fees (Note 3)	26,438
Registration and filing fees	21,703
Legal fees	18,995
Insurance expenses	13,963
Distribution fees (Note 5)	7,224
Miscellaneous expenses	14,711

Total expenses	6,180,358
Recovery of expenses previously waived (Note 3)	16,870
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(17,989)

Net expenses	6,179,239

Net investment loss	(433,351)

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	62,509,654
Net realized loss on investments - affiliated issuers	(715,862)
Net realized gain on written options	110,141
Net realized gain on foreign currency transactions	618,378
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	128,122,054
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(5,816)

Net gain on investments and foreign currency transactions	190,638,549

Net increase in net assets resulting from operations	$190,205,198

The accompanying notes are an integral part of the financial statements.

16

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010

Operations:
Net investment income (loss)	$(433,351)	$7,517,974
Net realized gain on investments - unaffiliated issuers	62,509,654	43,561,633
Net realized loss on investments - affiliated issuers	(715,862)	(7,803,212)
Net realized gain on written options	110,141	196,879
Net realized gain (loss) on foreign currency transactions	618,378	(129,964)
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	128,122,054	103,045,809
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(5,816)	19,195

Net increase in net assets resulting from operations	190,205,198	146,408,314

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(48,442)	—
Institutional Class	(10,950,536)	(9,502,988)

Decrease in net assets from dividends and distributions	(10,998,978)	(9,502,988)

Capital Share Transactions:
Proceeds from sale of shares	41,011,924	102,684,419
Net asset value of shares issued in reinvestment of dividends and distributions	10,514,067	9,086,737
Redemption fees	7,578	26,097
Cost of shares redeemed	(196,650,154)	(411,850,491)

Net decrease in net assets resulting from capital share transactions	(145,116,585)	(300,053,238)

Net increase (decrease) in net assets	34,089,635	(163,147,912)
Net assets at beginning of period	1,054,678,717	1,217,826,629

Net assets at end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(8,771,302) and $2,661,027, respectively)	$1,088,768,352	$1,054,678,717

The accompanying notes are an integral part of the financial statements.

17

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2011 (Unaudited)	For the Period Ended October 31, 2010*

Net asset value, beginning of period	$19.35	$18.19

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	0.02
Net gain on investment transactions (both realized and unrealized)	3.71 [1]	1.14	[1]

Total from investment operations	3.67	1.16

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.19)	—

Total dividends and distributions	(0.19)	—

Net asset value, end of period	$22.83	$19.35

Total return[2]	19.04%[3]	6.38%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$7,029	$4,505
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.40%[4]	1.42%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.40%[4]	1.40	%4#
Ratio of net investment income (loss) to average net assets	(0.39)%[4]	0.10%[4]
Portfolio turnover rate	10%[3]	9%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.40%.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.

The accompanying notes are an integral part of the financial statements.

18

Third Avenue Trust
Third Avenue Small-Cap Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2011 (Unaudited)
		Years Ended October 31,

Institutional Class:		2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.38	$17.17	$16.45	$27.66	$26.54	$24.23

Income (loss) from investment operations:
Net investment income (loss)	(0.01)@	0.12 @	0.19 @	0.09 @	0.27	0.44
Net gain (loss) on investment transactions (both realized and unrealized)	3.70 [1]	2.23 [1]	1.18 [1]	(8.58)[1]	2.27 [1]	2.50 [1]

Total from investment operations	3.69	2.35	1.37	(8.49)	2.54	2.94

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.21)	(0.14)	(0.12)	(0.23)	(0.43)	(0.30)
Distributions from realized gains	—	—	(0.53)	(2.49)	(0.99)	(0.33)

Total dividends and distributions	(0.21)	(0.14)	(0.65)	(2.72)	(1.42)	(0.63)

Net asset value, end of period	$22.86	$19.38	$17.17	$16.45	$27.66	$26.54

Total return[2]	19.15%[3]	13.73%	9.34%	(33.50)%	9.93%	12.33%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,081,739	$1,050,173	$1,217,827	$1,372,740	$2,245,342	$2,409,624
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.15%[4]	1.16%	1.13%	1.10%	1.09%	1.09%
After fee waivers/expense offset arrangement/recovery[5]	1.15%[4]	1.14%#	1.13%	1.10%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets	(0.08)%[4]	0.65%	1.29%	0.40%	0.95%	1.67%
Portfolio turnover rate	10%[3]	9%	15%	46%	27%	15%

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.15% effective December 31, 2009.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

19

Third Avenue Trust
Third Avenue Real Estate Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

20

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments
at April 30, 2011
(Unaudited)

Principal Amount ($)		Value (Note 1)

Corporate Debt Instruments - 1.35%

	Financials - 1.35%
	Lehman Brothers Holdings, Inc.*:
37,625,000	due 3/23/09 (d)	$9,782,500
12,375,000	due 5/25/10	3,217,500
50,000,000	due 1/24/13	13,125,000

	Total Corporate Debt Instruments (Cost $21,482,675)	26,125,000

Shares or Units

Common Stocks - 75.30%

	Forest Products & Paper - 2.55%
2,151,558	Weyerhaeuser Co.	49,507,350

	Non-U.S. Homebuilder - 4.40%
3,800,000	Bellway PLC (United Kingdom)	44,992,170
1,308,761	Berkeley Group (Holdings) PLC (United Kingdom) (a)	23,219,540
26,425,967	Taylor Wimpey PLC (United Kingdom) (a)	17,268,823

		85,480,533

	Non-U.S. Real Estate Consulting/Management - 1.14%
3,309,535	Savills PLC (United Kingdom)	22,185,145

	Non-U.S. Real Estate Investment Trusts - 8.38%
1,670,168	Derwent London PLC (United Kingdom)	50,106,427
32,038,824	Dexus Property Group (Australia)	30,903,483
10,400,712	Hammerson PLC (United Kingdom)	81,768,189

		162,778,099

Shares or Units		Value (Note 1)

	Non-U.S. Real Estate Operating Companies - 35.53%
2,273,126	Brookfield Asset Management, Inc., Class A (Canada)	$76,422,496
20,128,500	Capitaland, Ltd. (Singapore)	55,910,216
1,750,000	Cheung Kong Holdings, Ltd. (Hong Kong)	27,535,812
3,362,300	Daibiru Corp. (Japan)	26,675,783
14,975,637	Henderson Land Development Co., Ltd. (Hong Kong)	102,488,989
4,649,000	Hongkong Land Holdings, Ltd. (Hong Kong)[1]	34,821,010
13,156,000	Hysan Development Co., Ltd. (Hong Kong)	61,407,372
2,572,000	Mitsubishi Estate Co., Ltd. (Japan)	45,009,456
2,431,000	Mitsui Fudosan Co., Ltd. (Japan)	42,190,533
25,000	NTT Urban Development Corp. (Japan)	20,743,698
21,869,072	Quintain Estates & Development PLC (United Kingdom) (a)	17,018,885
22,721,694	Songbird Estates PLC (United Kingdom) (a)	57,861,833
3,071,000	Sun Hung Kai Properties, Ltd. (Hong Kong)	47,965,530
17,902,500	Wheelock & Co., Ltd. (Hong Kong)	73,765,331

		689,816,944

	U.S. Homebuilder - 2.36%
2,349,293	Lennar Corp., Class A	44,613,074
66,900	Ryland Group Inc. (The)	1,158,039

		45,771,113

	U.S. Real Estate Investment Trusts - 6.28%
3,080,298	First Industrial Realty Trust, Inc. (a)	38,565,331
862,024	Vornado Realty Trust (e)	83,340,480

		121,905,811

The accompanying notes are an integral part of the financial statements.

21

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Shares or Units		Value (Note 1)

Common Stocks (continued)

	U.S. Real Estate Operating Companies - 14.66%
500,500	Consolidated-Tomoka Land Co. (c)	$15,480,465
6,490,864	FNC Realty Corp. (a) (b)	3,894,518
8,290,773	Forest City Enterprises, Inc., Class A (a) (c)	159,265,749
28,893,141	Newhall Holding Co. LLC, Class A Units (a) (c)	45,989,212
941,627	Tejon Ranch Co. (a)	33,559,586
7,354,979	Thomas Properties Group, Inc. (a) (c)	26,404,375

		284,593,905

	Total Common Stocks (Cost $1,188,666,154)	1,462,038,900

Investment Amount ($)

Limited Partnerships - 2.09%

	Investment Fund - 2.09%
34,000,000	Alliance Bernstein Legacy Securities (C1) L.P.[2] (a) (b) (c)	40,639,724

	Total Limited Partnerships (Cost $34,034,521)	40,639,724

Principal Amount ($)		Value (Note 1)

Short Term Investments - 11.33%

	U.S. Government Obligations - 11.33%
220,000,000	U.S. Treasury Bills, 0.06%-0.13%†, due 5/12/11-7/28/11 (e)	$219,982,055

	Total Short Term Investments (Cost $219,976,088)	219,982,055

	Total Investment Portfolio - 90.07% (Cost $1,464,159,438)	1,748,785,679
	Other Assets less Liabilities - 9.93%	192,718,922

	NET ASSETS - 100.00%	$1,941,504,601

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Variable rate security.

(e)	A portion of this security is segregated for written options or future fund commitments.

*	Issuer in default.

†	Annualized yield at date of purchase.

[1]	Incorporated in Bermuda.

[2]	Cayman Islands exempted limited partnership.

The accompanying notes are an integral part of the financial statements.

22

Third Avenue Trust
Third Avenue Real Estate Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

The aggregate cost is $1,464,159,438.

The aggregate gross unrealized appreciation is $395,041,629.

The aggregate gross unrealized depreciation is $(110,415,388).

Country Concentration

% of Net Assets

United States*	40.61%
Hong Kong	17.92
United Kingdom	16.20
Japan	6.93
Canada	3.94
Singapore	2.88
Australia	1.59

Total	90.07%

* Includes cash equivalents.

Schedule of Written Options

Contracts	Security	Expiration Date	Strike Price	Value

2,500	Vornado Realty Trust, Call (Premiums received $569,303)	6/18/11	$95	$(812,500)

Schedule of Forward Foreign Currency Contracts

Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 4/30/11	Unrealized Appreciation

11,628,710,000 JPY	JP Morgan Securities	10/29/12	$145,000,000	$144,984,242	$15,758

Note:

JPY: Japanese Yen

The accompanying notes are an integral part of the financial statements.

23

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Assets and Liabilities
April 30, 2011
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $1,185,453,462)	$1,461,006,154
Affiliated issuers (cost of $278,705,976)	287,779,525

Total investments (cost of $1,464,159,438)	1,748,785,679
Cash	183,756,830
Receivable for securities sold	5,082,959
Dividends and interest receivable	5,001,155
Receivable for fund shares sold	4,658,009
Other assets	46,152
Unrealized appreciation on forward foreign currency contracts	15,758

Total assets	1,947,346,542

Liabilities:
Payable for fund shares redeemed	2,355,324
Payable to investment adviser (Note 3)	1,387,512
Written options, at value (premiums received $569,303)	812,500
Payable for securities purchased	557,752
Accounts payable and accrued expenses	376,145
Payable for shareholder servicing fees (Note 3)	270,010
Distribution fees payable (Note 5)	68,232
Payable to trustees and officers	14,466

Total liabilities	5,841,941

Net assets	$1,941,504,601

Summary of net assets:
Capital stock, $0.001 par value	$1,711,458,083
Accumulated distributions in excess of net investment income	(31,820,306)
Accumulated net realized losses on investments and foreign currency transactions	(22,596,873)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	284,463,697

Net assets applicable to capital shares outstanding	$1,941,504,601

Investor Class:
Net assets applicable to 2,055,945 shares outstanding, unlimited number of shares authorized	$50,722,868

Net asset value, offering and redemption price per share	$24.67

Institutional Class:
Net assets applicable to 76,547,892 shares outstanding, unlimited number of shares authorized	$1,890,781,733

Net asset value, offering and redemption price per share	$24.70

The accompanying notes are an integral part of the financial statements.

24

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Operations
For the Six Months Ended April 30, 2011
(Unaudited)

Investment Income:
Interest	$1,666,419
Dividends - unaffiliated issuers (net of foreign withholding tax of $393,975)	7,246,311
Dividends - affiliated issuers (Note 4)	10,010
Other income	10,901

Total investment income	8,933,641

Expenses:
Investment advisory fees (Note 3)	7,977,809
Shareholder servicing fees (Note 3)	1,274,885
Transfer agent fees	234,924
Reports to shareholders	150,710
Custodian fees	111,931
Trustees’ and officers’ fees and expenses	90,999
Accounting fees	72,989
Distribution fees (Note 5)	46,071
Administration fees (Note 3)	44,937
Auditing and tax consulting fees	39,814
Registration and filing fees	30,489
Legal fees	25,527
Insurance expenses	20,169
Miscellaneous expenses	20,811

Total expenses	10,142,065
Recovery of expenses previously waived (Note 3)	122,214
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(24,340)

Net expenses	10,239,939

Net investment loss	(1,306,298)

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	78,731,540
Net realized loss on investments - affiliated issuers	(30,456)
Net realized gain on written options	1,522,388
Net realized loss on foreign currency transactions	(867,928)
Net change in unrealized appreciation/(depreciation) on investments	126,377,982
Net change in unrealized appreciation/(depreciation) on written options	(717,900)
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	283,847

Net gain on investments and foreign currency transactions	205,299,473

Net increase in net assets resulting from operations	$203,993,175

The accompanying notes are an integral part of the financial statements.

25

Third Avenue Trust
Third Avenue Real Estate Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010

Operations:
Net investment income (loss)	$(1,306,298)	$31,878,474
Net realized gain on investments - unaffiliated issuers	78,731,540	81,273,706
Net realized loss on investments - affiliated issuers	(30,456)	(28,827,787)
Net realized gain on written options	1,522,388	3,498,443
Net realized loss on foreign currency transactions	(867,928)	(627,652)
Net change in unrealized appreciation/(depreciation) on investments	126,377,982	154,484,913
Net change in unrealized appreciation/(depreciation) on written options	(717,900)	474,703
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	283,847	(185,014)

Net increase in net assets resulting from operations	203,993,175	241,969,786

Dividends and Distributions to Shareholders from:
Net Investment income:
Investor Class	(1,201,583)	—
Institutional Class	(66,294,990)	(18,486,993)

Decrease in net assets from dividends and distributions	(67,496,573)	(18,486,993)

Capital Share Transactions:
Proceeds from sale of shares	248,691,121	423,704,060
Net asset value of shares issued in reinvestment of dividends and distributions	60,964,262	17,701,460
Redemption fees	31,582	55,883
Cost of shares redeemed	(185,919,503)	(365,016,347)

Net increase in net assets resulting from capital share transactions	123,767,462	76,445,056

Net increase in net assets	260,264,064	299,927,849
Net assets at beginning of period	1,681,240,537	1,381,312,688

Net assets at end of period (including accumulated distributions in excess of net investment income and accumulated undistributed net investment income of $(31,820,306) and $36,982,565 respectively)	$1,941,504,601	$1,681,240,537

The accompanying notes are an integral part of the financial statements.

26

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2011 (Unaudited)	For the Period Ended October 31, 2010*

Net asset value, beginning of period	$22.90	$20.47

Income (loss) from investment operations:
Net investment income (loss)	(0.04)	0.40
Net gain on investment transactions (both realized and unrealized)	2.70 [1]	2.03	[1]

Total from investment operations	2.66	2.43

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.89)	—

Total dividends and distributions	(0.89)	—

Net asset value, end of period	$24.67	$22.90

Total return[2]	11.95%[3]	11.87%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$50,723	$28,594
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.39%[4]	1.44%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.40%[4]	1.40	%4#
Ratio of net investment income (loss) to average net assets	(0.33)%[4]	2.27%[4]
Portfolio turnover rate	8%[3]	26%[3]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower.

[3]	Not annualized.

[4]	Annualized.

[5]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.40%.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.

The accompanying notes are an integral part of the financial statements.

27

Third Avenue Trust
Third Avenue Real Estate Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2011 (Unaudited)
		Years Ended October 31,

Institutional Class:		2010	2009	2008	2007	2006

Net asset value, beginning of period	$22.93	$19.86	$16.21	$35.47	$36.34	$29.41

Income (loss) from investment operations:
Net investment income (loss)	(0.02)@	0.44 @	0.63 @	0.31 @	0.85	0.32
Net gain/(loss) on investment transactions (both realized and unrealized)	2.71 [3]	2.89 [3]	3.45 [1]	(15.72)[1]	1.80 [2]	8.08 [1]

Total from investment operations	2.69	3.33	4.08	(15.41)	2.65	8.40

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.92)	(0.26)	(0.43)	(0.60)	(0.89)	(0.44)
Distributions from realized gains	—	—	—	(3.25)	(2.63)	(1.03)

Total dividends and distributions	(0.92)	(0.26)	(0.43)	(3.85)	(3.52)	(1.47)

Net asset value, end of period	$24.70	$22.93	$19.86	$16.21	$35.47	$36.34

Total return[6]	12.08%[4]	16.94%	26.16%	(47.87)%	7.68%	29.78%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,890,782	$1,652,647	$1,381,313	$1,255,630	$2,934,708	$3,139,784
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.14%[5]	1.18%	1.18%	1.12%	1.10%	1.11%
After fee waivers/expense offset arrangement/recovery[7]	1.15%[5]	1.14%#	1.18%	1.12%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	(0.14)%[5]	2.09%	4.00%	1.22%	1.14%	0.80%
Portfolio turnover rate	8%[4]	26%	24%	34%	19%	10%

[1]	Includes redemption fees of $0.01 per share.

[2]	Includes redemption fees of $0.02 per share.

[3]	Includes redemption fees of less than $0.01 per share.

[4]	Not annualized.

[5]	Annualized.

[6]

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower.

[7]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.15%, effective December 31, 2009.

#	The investment adviser waived a portion of its fees.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

28

Third Avenue Trust
Third Avenue International Value Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

29

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments
at April 30, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants - 92.20%

	Advertising - 2.29%
1,437,900	Asatsu-DK, Inc. (Japan)	$37,730,750

	Agriculture - 4.94%
6,761,364	Viterra, Inc. (Canada)	81,252,136

	Building & Construction Products/Services - 1.94%
10,482,120	Tenon, Ltd. (New Zealand) (a) (c)	8,737,146
868,269	Titan Cement Co. S.A. (Greece)	23,148,696

		31,885,842

	Capital Goods - 2.89%
448,382	Nexans S.A. (France)	47,524,574

	Corporate Services - 0.61%
22,522,784	Boardroom, Ltd. (Singapore) (c)	10,120,119

	Diversified Operations - 5.42%
1,204,745	Antarchile S.A. (Chile)	26,033,690
2,594,200	Hutchison Whampoa, Ltd. (Hong Kong)	29,628,912
424,798	Lundbergforetagen AB, Class B (Sweden)	33,611,519

		89,274,121

	Electronics Components - 6.90%
37,050,140	WBL Corp., Ltd. (Singapore) (c)	113,658,164

	Forest Products & Paper - 6.76%
60,271,095	Catalyst Paper Corp. (Canada) (a) (b) (c) (d)	12,485,478
12,000,000	Catalyst Paper Corp. (Canada) (a) (b) (c) (d) (e)	2,485,864
51,395,523	Rubicon, Ltd. (New Zealand) (a) (c)	44,087,391
2,265,983	Weyerhaeuser Co.	52,140,269

		111,199,002

Shares		Value (Note 1)

	Holding Companies - 11.78%
805,584	Compagnie Nationale a Portefeuille (Belgium)	$58,275,528
2,670,900	Guoco Group, Ltd. (Hong Kong)[1]	33,582,924
1,270,888	Leucadia National Corp.	49,132,530
270,605	LG Corp. (South Korea)	24,872,479
272,249	Pargesa Holding S.A. (Switzerland)	27,980,273

		193,843,734

	Insurance - 10.97%
349,693	Allianz SE (Germany)	55,057,937
235,793	Munich Re (Germany)	38,923,395
1,533,625	Sampo Oyj, Class A (Finland)	51,609,213
1,250,800	Tokio Marine Holdings, Inc. (Japan)	34,990,427

		180,580,972

	Investment Companies - 3.72%
12,099,065	Resolution, Ltd., (Guernsey)	61,270,241

	Machinery - 2.95%
470,891	Andritz AG (Austria)	48,620,027

	Media - 0.46%
642,497	Alma Media Corp. (Finland)	7,498,891

	Metals & Mining - 6.45%
3,828,700	Dundee Precious Metals, Inc. (Canada) (a)	37,066,947
500,400	Dundee Precious Metals, Inc. Warrants, expires 6/29/12 (Canada) (a) (d)	359,638
808,350	Dundee Precious Metals, Inc. Warrants, expires 11/20/15 (Canada) (a) (d)	5,262,840
1,934,646	Kinross Gold Corp. (Canada)	30,671,342
22,869	Kinross Gold Corp. Warrants, expires 9/17/14 (Canada) (a)	63,569
560,036	Newmont Mining Corp.	32,823,710

		106,248,046

The accompanying notes are an integral part of the financial statements.

30

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Shares		Value (Note 1)

Common Stocks and Warrants (continued)

	Oil & Gas Production & Services - 4.00%
846,861	Cenovus Energy, Inc. (Canada)	$32,519,462
993,802	EnCana Corp. (Canada)	33,312,242

		65,831,704

	Other Financial - 2.42%
57,331,000	Yuanta Financial Holding Co., Ltd. (Taiwan)	39,837,523

	Pharmaceuticals - 3.90%
1,078,936	GlaxoSmithKline PLC (United Kingdom)	23,569,280
514,600	Sanofi (France)	40,701,533

		64,270,813

	Real Estate - 4.81%
4,449,068	Atrium European Real Estate, Ltd. (Jersey)	30,444,633
2,187,000	Mitsui Fudosan Co., Ltd. (Japan)	37,955,860
16,286,857	Taylor Wimpey PLC (United Kingdom) (a)	10,643,124

		79,043,617

	Technology - Hardware - 2.23%
70,685,750	United Microelectronics Corp. (Taiwan)	36,652,876

	Telecommunications - 5.23%
43,308,390	Netia S.A. (Poland) (a) (c)	86,137,153

	Transportation - 1.53%
3,351,000	Seino Holdings Co., Ltd. (Japan)	25,172,788

	Total Common Stocks and Warrants (Cost $1,299,146,012)	1,517,653,093

Notional Amount ($)		Value (Note 1)

Purchased Options - 0.19%

	Foreign Currency Put Options - 0.19%
123,000,000	Japan Currency, strike 95 Yen, expires 2/22/11 (a)	$2,438,475
75,000,000	Japan Currency, strike 88 Yen, expires 12/2/11 (a)	770,625

	Total Purchased Options (Cost $5,853,900)	3,209,100

	Total Investment Portfolio - 92.39% (Cost $1,304,999,912)	1,520,862,193
	Other Assets less Liabilities - 7.61%	125,232,042

	NET ASSETS - 100.00%	$1,646,094,235

Notes:

(a)	Non-income producing security.

(b)	Fair-valued security.

(c)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(d)	Security is subject to restrictions on resale.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

[1]	Incorporated in Bermuda.

The accompanying notes are an integral part of the financial statements.

31

Third Avenue Trust
Third Avenue International Value Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

The aggregate cost is $1,304,999,912.

The aggregate gross unrealized appreciation is $365,986,991.

The aggregate gross unrealized depreciation is $(150,124,710).

Country Concentration

% of Net Assets

Canada	14.30%
Japan	8.45
United States	8.15
Singapore	7.52
Germany	5.71
France	5.36
Poland	5.23
Taiwan	4.65
Hong Kong	3.84
Guernsey	3.72
Finland	3.59
Belgium	3.54
New Zealand	3.21
Austria	2.95
United Kingdom	2.08
Sweden	2.04
Jersey	1.85
Switzerland	1.70
Chile	1.58
South Korea	1.51
Greece	1.41

Total	92.39%

The accompanying notes are an integral part of the financial statements.

32

Third Avenue Trust
Third Avenue International Value Fund
Statement of Assets and Liabilities
April 30, 2011
(Unaudited)

Assets:
Investments at value (Notes 1 and 4):
Unaffiliated issuers (cost of $981,770,960)	$1,243,150,878
Affiliated issuers (cost of $323,228,952)	277,711,315

Total investments (cost of $1,304,999,912)	1,520,862,193
Cash	133,746,952
Dividends and interest receivable	5,093,779
Receivable for fund shares sold	2,577,974
Receivable for securities sold	470,991
Other assets	36,816

Total assets	1,662,788,705

Liabilities:
Payable for securities purchased	8,148,665
Payable for fund shares redeemed	6,225,967
Payable to investment adviser (Note 3)	1,586,549
Accounts payable and accrued expenses	389,527
Payable for shareholder servicing fees (Note 3)	318,076
Payable to trustees and officers	13,430
Distribution fees payable (Note 5)	12,256

Total liabilities	16,694,470

Net assets	$1,646,094,235

Summary of net assets:
Capital stock, $0.001 par value	$1,603,512,478
Accumulated distributions in excess of net investment income	(25,177,798)
Accumulated net realized losses on investments and foreign currency transactions	(148,189,611)
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	215,949,166

Net assets applicable to capital shares outstanding	$1,646,094,235

Investor Class:
Net assets applicable to 1,097,621 shares outstanding, unlimited number of shares authorized	$20,492,024

Net asset value, offering and redemption price per share	$18.67

Institutional Class:
Net assets applicable to 86,950,410 shares outstanding, unlimited number of shares authorized	$1,625,602,211

Net asset value, offering and redemption price per share	$18.70

The accompanying notes are an integral part of the financial statements.

33

Third Avenue Trust
Third Avenue International Value Fund
Statement of Operations
For the Six Months Ended April 30, 2011
(Unaudited)

Investment Income:
Interest	$28,889
Dividends - unaffiliated issuers (net of foreign withholding tax of $1,388,604)	12,026,537
Dividends - affiliated issuers (Note 4)	1,983,196
Other income	34

Total investment income	14,038,656

Expenses:
Investment advisory fees (Note 3)	9,740,581
Shareholder servicing fees (Note 3)	784,475
Custodian fees	310,398
Transfer agent fees	176,039
Reports to shareholders	98,207
Trustees’ and officers’ fees and expenses	82,038
Accounting fees	76,462
Auditing and tax consulting fees	42,238
Administration fees (Note 3)	40,086
Registration and filing fees	31,967
Legal fees	26,830
Insurance expenses	17,692
Distribution fees (Note 5)	11,802
Miscellaneous expenses	19,993

Total expenses	11,458,808
Less: Expense waived (Note 3)	(524,845)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(12,711)

Net expenses	10,921,252

Net investment income	3,117,404

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	59,870,999
Net realized gain on investments - affiliated issuers	7,005,948
Net realized loss on foreign currency transactions	(797,683)
Net change in unrealized appreciation/(depreciation) on investments	170,507,656
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	18,972

Net gain on investments and foreign currency transactions	236,605,892

Net increase in net assets resulting from operations	$239,723,296

The accompanying notes are an integral part of the financial statements.

34

Third Avenue Trust
Third Avenue International Value Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010

Operations:
Net investment income	$3,117,404	$22,264,787
Net realized gain (loss) on investments - unaffiliated issuers	59,870,999	(57,025,495)
Net realized gain on investments - affiliated issuers	7,005,948	—
Net realized loss on foreign currency transactions	(797,683)	(638,572)
Net change in unrealized appreciation/(depreciation) on investments	170,507,656	155,446,846
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	18,972	30,369

Net increase in net assets resulting from operations	239,723,296	120,077,935

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(114,939)	—
Institutional Class	(26,082,363)	(16,339,865)

Decrease in net assets from dividends and distributions	(26,197,302)	(16,339,865)

Capital Share Transactions:
Proceeds from sale of shares	124,800,757	446,703,026
Net asset value of shares issued in reinvestment of dividends and distributions	24,295,571	15,301,778
Redemption fees	3,401	43,009
Cost of shares redeemed	(240,747,276)	(373,930,396)

Net increase (decrease) in net assets resulting from capital share transactions	(91,647,547)	88,117,417

Net increase in net assets	121,878,447	191,855,487
Net assets at beginning of period	1,524,215,788	1,332,360,301

Net assets at end of period (including accumulated distributions in excess of net investment income of $(25,177,798) and $(2,097,900), respectively)	$1,646,094,235	$1,524,215,788

The accompanying notes are an integral part of the financial statements.

35

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2011 (Unaudited)		For the Period Ended October 31, 2010*

Net asset value, beginning of period	$16.31		$15.51

Income from investment operations:
Net investment income	0.04		0.32
Net gain on investment transactions (both realized and unrealized)	2.58	[1]	0.48	[1]

Total from investment operations	2.62		0.80

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.26)		—

Total dividends and distributions	(0.26)		—

Net asset value, end of period	$18.67		$16.31

Total return[2]	16.29%[4]		5.16%[4]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$20,492		$6,920
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement	1.72%[5]		1.77%[5]
After fee waivers and expense offset arrangement[3]	1.65	%5#	1.65	%5#
Ratio of net investment income to average net assets	0.48%[5]		2.55%[5]
Portfolio turnover rate	10%[4]		13%[4]

[1]	Includes redemption fees of less than $0.01 per share.

[2]

Performance figures may reflect fee waivers and/or expense offset arrangement. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement, the total return would have been lower.

[3]	As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.65%.

[4]	Not annualized.

[5]	Annualized.

#	The investment adviser waived a portion of its fees.

*	Period from December 31, 2009 (Commencement of Operations) to October 31, 2010.

The accompanying notes are an integral part of the financial statements.

36

Third Avenue Trust
Third Avenue International Value Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

	For the Six Months Ended April 30, 2011 (Unaudited)
			Years Ended October 31,

Institutional Class:			2010	2009	2008	2007	2006

Net asset value, beginning of period	$16.33		$15.18	$11.51	$25.01	$23.77	$20.40

Income from investment operations:
Net investment income	0.03	@	0.24 @	0.11 @	0.10 @	0.37	0.86 †
Net gain (loss) on investment transactions (both realized and unrealized)	2.63	[3]	1.09 [3]	3.73 [2]	(9.76)[2]	3.69 [3]	3.07 [1]

Total from investment operations	2.66		1.33	3.84	(9.66)	4.06	3.93

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.29)		(0.18)	(0.03)	(0.78)	(1.08)	(0.46)
Distributions from realized gains	—		—	(0.14)	(3.06)	(1.74)	(0.10)

Total dividends and distributions	(0.29)		(0.18)	(0.17)	(3.84)	(2.82)	(0.56)

Net asset value, end of period	$18.70		$16.33	$15.18	$11.51	$25.01	$23.77

Total return[4]	16.48%[6]		8.84%	33.87%	(44.31)%	18.86%	19.63%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,625,602		$1,517,296	$1,332,360	$1,069,308	$2,328,583	$2,357,644
Ratio of expenses to average net assets
Before fee waivers and expense offset arrangement/reimbursement/recovery	1.47%[7]		1.51%	1.51%	1.48%	1.45%	1.45%
After fee waivers and expense offset arrangement/reimbursement/recovery[5]	1.40	%7#	1.40%#	1.47%#	1.48%	1.45%	1.45%
Ratio of net investment income to average net assets	0.40%[7]		1.58%	0.89%	0.57%	1.48%	3.25%†
Portfolio turnover rate	10%[6]		13%	16%	30%	23%	34%

[1]	Includes redemption fees of $0.02 per share.

[2]	Includes redemption fees of $0.01 per share.

[3]	Includes redemption fees of less than $0.01 per share.

[4]

Performance figures may reflect fee waivers and/or expense offset arrangement/reimbursement/recovery. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense offset arrangement/reimbursement/recovery, the total return would have been lower.

[5]

As a result of an expense limitation, effective July 1, 2009 until June 30, 2011, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation period has been extended to February 29, 2012. Prior to July 1, 2009, the expense limitation was 1.75%.

[6]	Not annualized.

[7]	Annualized.

#	The investment adviser waived a portion of its fees.

†

Investment income per share reflects a special dividend which amounted to $0.22 per share. Excluding this special dividend, the ratio of net investment income to average net assets would have been 2.25%.

@	Calculated based on the average number of shares outstanding during the period.

The accompanying notes are an integral part of the financial statements.

37

Third Avenue Trust
Third Avenue Focused Credit Fund
Industry Diversification
(Unaudited)

The summary of the Fund’s investments as of April 30, 2011 is as follows:

The accompanying notes are an integral part of the financial statements.

38

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments
at April 30, 2011
(Unaudited)

Principal Amount†			Value (Note 1)

Corporate Debt Instruments - 83.30%

		Aerospace - 1.77%
		Aveos Fleet Performance, Inc. (Cayman Islands):
2,574,468		Revolving Credit, 11.250%, due 3/12/13 (b)	$2,535,851
3,180,308		Term Loan, 11.250%, due 3/12/13 (b)	3,132,603
6,443,976		Term Loan B, 10.750%, due 3/12/15 (b)	6,057,338
9,000,000		DAE Aviation Holdings, Inc., 11.250%, due 8/1/15 (a)	9,562,500

			21,288,292

		Chemicals - 2.65%
5,750,000		Georgia Gulf Corp., 9.000%, due 1/15/17 (a)	6,411,250
22,373,575		Lyondell Chemical Co., 11.000%, due 5/1/18 (f)	25,394,008

			31,805,258

		Consumer Products - 2.60%
17,000,000		Armored Autogroup, Inc., 9.250%, due 11/1/18 (a)	17,510,000
12,500,000		NBTY, Inc., 9.000%, due 10/1/18 (a)	13,687,500

			31,197,500

		Energy - 10.71%
4,503,994		Compton Petroleum Finance Corp., 10.000%, due 9/15/11 (Canada) (c)	4,053,595
10,350,000		Connacher Oil & Gas Ltd., 10.250%, due 12/15/15 (Canada) (a)	11,048,625
9,962,000		Denbury Resources, Inc., 8.250%, due 2/15/20	11,157,440

Principal Amount†			Value (Note 1)

		Energy XXI Gulf Coast, Inc.:
15,000,000		9.250%, due 12/15/17 (a)	$16,387,500
8,000,000		7.750%, due 6/15/19 (a)	8,200,000
12,000,000		GMX Resources, Inc., 11.375%, due 2/15/19 (a)	12,030,000
12,500,000		Harvest Operations Corp., 6.875%, due 10/1/17 (Canada) (a)	13,140,625
21,318,000		Hercules Offshore, Inc., 10.500%, due 10/15/17 (a) (f)	22,490,490
9,500,000		Platinum Energy Solutions, Inc., 14.250%, due 3/1/15 (c)	9,158,760
9,308,000		Stallion Oilfield Holdings, Ltd., 10.500%, due 2/15/15	10,075,910
10,000,000		Trinidad Drilling, Ltd., 7.875%, due 1/15/19 (Canada) (a)	10,650,000

			128,392,945

		Financials - 12.29%
		Centro Properties Ltd. (Australia):
8,035,778		Term Loan A, due 12/15/11 (b) (g)	6,428,623
4,267,797	AUD	Term Loan A, due 12/15/11 (b) (g)	3,742,329
2,872,548		Term Loan B, due 12/15/11 (g)	2,298,038
91,674		Term Loan F, due 12/15/11 (b) (g)	73,339
732,203	AUD	Term Loan F, due 12/15/11 (b) (g)	642,051
		CIT Group, Inc.:
5,745,499		7.000%, due 5/1/15	5,838,863
14,242,498		7.000%, due 5/1/16	14,384,923
4,739,498		7.000%, due 5/1/17	4,789,855
		Lehman Brothers Holdings, Inc.*:
25,000,000		due 11/24/08	6,500,000
50,000,000		due 3/23/09 (b)	13,000,000
50,000,000		due 9/26/14	13,062,500
2,000,000		Marsico Holdings LLC/Marsico Co. Notes Corp., PIK, 10.625%, due 1/15/20 (a)	1,610,000
44,702,802		Marsico Parent Co. LLC, Term Loan B, 4.183%, due 12/15/14 (b)	35,873,999

The accompanying notes are an integral part of the financial statements.

39

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Principal Amount†		Value (Note 1)

Corporate Debt Instruments (continued)

	Financials (continued)
	Nuveen Investments, Inc.:
21,350,000	10.500%, due 11/15/15	$22,337,437
8,000,000	10.500%, due 11/15/15 (a)	8,330,000
7,925,000	Term Loan, 12.500%, due 7/31/15 (b)	8,479,750

		147,391,707

	Food & Beverage - 1.31%
15,000,000	Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp., 9.250%, due 4/1/15	15,750,000

	Gaming & Entertainment - 8.62%
	Caesars Entertainment Operating Co., Inc.:
15,000,000	12.750%, due 4/15/18 (a)	15,375,000
10,000,000	Term Loan B2, 3.255%, due 1/28/15 (b)	9,391,670
22,000,000	CityCenter Holdings LLC/CityCenter
	Finance Corp., PIK, 10.750%, due 1/15/17 (a)	23,265,000
9,997,937	Hicks Sport Group LLC, Term Loan B, due 12/15/10* (b)	6,973,561
10,850,000	Marina District Finance Co., Inc., 9.875%, due 8/15/18 (a)	11,690,875
14,877,000	MGM Resorts International, 10.000%, due 11/1/16 (a)	16,067,160
10,350,000	Midwest Gaming Borrower LLC / Midwest Finance Corp., 11.625%, due 4/15/16 (a)	11,126,250
13,399,000	Shingle Springs Tribal Gaming Authority, 9.375%, due 6/15/15 (a)	9,446,295

		103,335,811

Principal Amount†		Value (Note 1)

	Healthcare - 6.61%
10,775,000	Biomet, Inc., PIK, 10.375%, due 10/15/17	$12,027,594
17,000,000	CHS/Community Health Systems, Inc., 8.875%, due 7/15/15	17,425,000
10,000,000	InVentiv Health, Inc., 10.000%, due 8/15/18 (a)	10,675,000
13,910,000	Multiplan, Inc., 9.875%, due 9/1/18 (a)	15,127,125
	Rotech Healthcare, Inc.:
6,908,000	10.750%, due 10/15/15	7,685,150
16,000,000	10.500%, due 3/15/18 (a)	16,280,000

		79,219,869

	Home Construction - 3.94%
23,320,625	Ainsworth Lumber Co., Ltd., PIK, 11.000%, due 7/29/15 (Canada) (a)	23,787,037
21,841,000	Nortek, Inc., 10.000%, due 12/1/18 (a)	23,479,075

		47,266,112

	Manufacturing - 2.75%
15,000,000	Pinafore LLC/Pinafore, Inc., 9.000%, due 10/1/18 (a)	16,462,500
15,000,000	Trimas Corp., 9.750%, due 12/15/17	16,575,000

		33,037,500

	Media - 6.53%
	Clear Channel Communications, Inc.:
20,000,000	9.000%, due 3/1/21 (a)	20,450,000
22,367,289	PIK, 11.000%, due 8/1/16	21,304,843
	Clear Channel Worldwide Holdings, Inc.:
1,000,000	Series A, 9.250%, due 12/15/17	1,116,250
4,000,000	Series B, 9.250%, due 12/15/17	4,470,000

The accompanying notes are an integral part of the financial statements.

40

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Principal Amount†		Value (Note 1)

Corporate Debt Instruments (continued)

	Media (continued)
7,000,000	Cumulus Media, Inc., 7.750%, due 5/1/19 (a)	$7,070,000
21,850,000	Intelsat Luxembourg SA, 11.250%, due 2/4/17 (Luxembourg)	23,953,063

		78,364,156

	Metals & Mining - 2.44%
3,000,000	Cemex SAB de CV, 9.000%, due 1/11/18 (Mexico) (a)	3,123,750
8,000,000	International Coal Group, Inc., 9.125%, due 4/1/18	9,100,000
15,750,000	Murray Energy Corp., 10.250%, due 10/15/15 (a)	17,010,000

		29,233,750

	Packaging - 1.32%
	Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC:
7,500,000	7.125%, due 4/15/19 (a)	7,856,250
7,500,000	9.000%, due 4/15/19 (a)	7,940,625

		15,796,875

	Services - 5.80%
11,000,000	EnergySolutions, Inc. / EnergySolutions LLC, 10.750%, due 8/15/18 (a)	12,265,000
67,354,453	Koosharem Corp., Term Loan, due 7/2/14 (b) (g)	57,251,285

		69,516,285

	Technology - 3.24%
10,000,000	CommScope, Inc., 8.250%, due 1/15/19 (a)	10,575,000
17,500,000	EVERTEC Inc., 11.000%, due 10/1/18 (a)	18,943,750
8,000,000	Trans Union LLC/Transunion Financing Corp., 11.375%, due 6/15/18	9,280,000

		38,798,750

Principal Amount†		Value (Note 1)

	Telecommunications - 2.54%
	Digicel Group, Ltd. (Jamaica)[1]:
11,970,000	8.875%, due 1/15/15 (a)	$12,508,650
6,150,000	10.500%, due 4/15/18 (a)	7,041,750
	Frontier Communications Corp.:
5,000,000	8.250%, due 4/15/17	5,443,750
5,000,000	8.500%, due 4/15/20	5,443,750

		30,437,900

	Transportation - 4.87%
32,870,000	General Maritime Corp., 12.000%, due 11/15/17[2] (f)	30,897,800
25,000,000	Swift Services Holdings, Inc., 10.000%, due 11/15/18 (a)	27,562,500

		58,460,300

	Utilities - 3.31%
11,350,000	Energy Future Holdings Corp., 10.000%, due 1/15/20	12,202,158
	Texas Competitive Electric Holdings Co. LLC:
2,891,638	Term Loan B1, 3.763%, due 10/10/14 (b)	2,321,986
29,069,472	Term Loan B3, 3.763%, due 10/10/14 (b)	25,126,925

		39,651,069

	Total Corporate Debt Instruments (Cost $947,994,221)	998,944,079

Municipal Bonds - 0.77%

	Gaming & Entertainment - 0.77%
	New York City, NY, Industrial Development Agency Civic Facility Revenue, Bronx Parking Development Co. LLC:
2,700,000	OID, 5.750%, due 10/1/37	1,664,577
12,330,000	OID, 5.875%, due 10/1/46	7,588,745

	Total Municipal Bonds (Cost $9,294,376)	9,253,322

The accompanying notes are an integral part of the financial statements.

41

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

Shares		Value (Note 1)

Preferred Stocks - 2.59%

	Energy - 0.94%
28,325	Energy XXI Bermuda Ltd., 5.625% (Bermuda)	$11,223,781

	Financials - 1.65%
280,000	Ally Financial Inc., Series A, 8.500% (b)	7,313,600
480,000	GMAC Capital Trust I, 8.125% (b)	12,460,800

		19,774,400

	Total Preferred Stocks (Cost $26,496,796)	30,998,181

Private Equities - 2.01%

	Aerospace - 0.74%
573,251	Aveos Holding Co., (Cayman Islands) (d) (e)	8,885,386

	Financials - 0.88%
1,000	Ally Financial, Inc. (e)	8,850,000
4,568,977	Cerberus CG Investor I LLC (e)	685,347
4,568,955	Cerberus CG Investor II LLC (e)	685,343
2,284,575	Cerberus CG Investor III LLC (e)	342,686

		10,563,376

	Utilities - 0.39%
14,474	Bosque LLC (e)	4,685,234

	Total Private Equities (Cost $24,889,467)	24,133,996

Shares or Units		Value (Note 1)

Common Stocks & Warrants - 1.41%

	Energy - 0.22%
25	Platinum Energy Solutions, Inc. Units (c) (e)	$2,500,000
9,500	Platinum Energy Solutions, Inc. Warrants, expires 12/31/11 (c) (e)	142,500

		2,642,500

	Financials - 0.89%
600,000	Annaly Capital Management, Inc.	10,704,000

	Transportation - 0.30%
1,670,500	General Maritime Corp.[2]	3,574,870

	Total Common Stocks & Warrants (Cost $16,241,435)	16,921,370

	Total Investment Portfolio - 90.08% (Cost $1,024,916,295)	1,080,250,948
	Other Assets less Liabilities - 9.92%	118,976,285

	NET ASSETS - 100.00%	$1,199,227,233

Notes:

PIK: Payment-in-kind

OID: Original Issue Discount

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Variable rate security. The rate disclosed is in effect as of April 30, 2011.

(c)	Fair-valued security.

(d)	Affiliated issuers - as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of these issuers).

(e)	Non-income producing security.

(f)	A portion of this security is segregated for future fund commitments.

(g)	Unsettled security. Coupon rate is undetermined at April 30, 2011.

*	Issuer in default.

†	Denominated in U.S. Dollars unless otherwise noted.

[1]	Incorporated in Bermuda.

[2]	Incorporated in Marshall Islands.

The accompanying notes are an integral part of the financial statements.

42

Third Avenue Trust
Third Avenue Focused Credit Fund
Portfolio of Investments (continued)
at April 30, 2011
(Unaudited)

The aggregate cost is $1,024,916,295.

The aggregate gross unrealized appreciation is $62,450,950.

The aggregate gross unrealized depreciation is $(7,116,297).

Country Concentration

% of Net Assets

United States	77.21%
Canada	5.23
Luxembourg	2.00
Cayman Islands	1.72
Jamaica	1.63
Australia	1.10
Bermuda	0.93
Mexico	0.26

Total	90.08%

The accompanying notes are an integral part of the financial statements.

43

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Assets and Liabilities
April 30, 2011
(Unaudited)

Assets:
Investments at value (Notes 1 and 4)
Unaffiliated issuers (cost of $1,015,985,049)	$1,071,365,562
Affiliated issuers (cost of $8,931,246)	8,885,386

Total investments (cost of $1,024,916,295)	1,080,250,948
Cash	175,291,318
Receivable for securities sold	29,863,324
Dividends and interest receivable	23,451,947
Receivable for fund shares sold	3,110,493
Other assets	105,967

Total assets	1,312,073,997

Liabilities:
Payable for securities purchased	109,864,245
Payable for fund shares redeemed	1,427,539
Payable to investment adviser (Note 3)	672,068
Distribution fees payable (Note 5)	553,164
Accounts payable and accrued expenses	285,811
Payable for shareholder servicing fees (Note 3)	37,723
Payable to trustees and officers	6,214

Total liabilities	112,846,764

Net assets	$1,199,227,233

Summary of net assets:
Capital stock, $0.001 par value	$1,094,770,789
Accumulated undistributed net investment income	11,069,584
Accumulated undistributed net realized gains on investments and foreign currency transactions	38,334,482
Net unrealized appreciation of investments and translation of foreign currency denominated assets and liabilities	55,052,378

Net assets applicable to capital shares outstanding	$1,199,227,233

Investor Class:
Net assets applicable to 30,232,420 shares outstanding, unlimited number of shares authorized	$352,723,531

Net asset value, offering and redemption price per share	$11.67

Institutional Class:
Net assets applicable to 72,602,422 shares outstanding, unlimited number of shares authorized	$846,503,702

Net asset value, offering and redemption price per share	$11.66

The accompanying notes are an integral part of the financial statements.

44

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Operations
For the Six Months Ended April 30, 2011
(Unaudited)

Investment Income:
Interest	$41,884,402
Dividends - unaffiliated issuers	396,796
Other income	37,655

Total investment income	42,318,853

Expenses:
Investment advisory fees (Note 3)	4,031,203
Distribution fees (Note 5)	359,668
Shareholder servicing fees (Note 3)	294,094
Transfer agent fees	122,974
Accounting fees	84,762
Trustees’ and officers’ fees and expenses	51,216
Registration and filing fees	48,321
Auditing and tax consulting fees	47,708
Reports to shareholders	42,623
Legal fees	35,091
Administration fees (Note 3)	27,541
Insurance expenses	11,385
Custodian fees	9,468
Miscellaneous expenses	9,842

Total expenses	5,175,896
Less: Expenses waived (Note 3)	(32,625)
Expenses reduced by custodian fee expense offset arrangement (Note 3)	(9,468)

Net expenses	5,133,803

Net investment income	37,185,050

Realized and unrealized gain (loss) on investments and foreign currency transactions:
Net realized gain on investments - unaffiliated issuers	39,044,262
Net realized loss on investments - affiliated issuers	(229,000)
Net realized loss on foreign currency transactions	(477,670)
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	3,500,281
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(279,139)

Net gain on investments and foreign currency transactions	41,558,734

Net increase in net assets resulting from operations	$78,743,784

The accompanying notes are an integral part of the financial statements.

45

Third Avenue Trust
Third Avenue Focused Credit Fund
Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (Unaudited)	For the Year Ended October 31, 2010

Operations:
Net investment income	$37,185,050	$55,681,475
Net realized gain on investments - unaffiliated issuers	39,044,262	7,811,200
Net realized loss on investments - affiliated issuers	(229,000)	—
Net realized gain (loss) on foreign currency transactions	(477,670)	62,700
Net change in unrealized appreciation/(depreciation) on investments and unfunded commitments	3,500,281	49,190,689
Net change in unrealized appreciation/(depreciation) on translation of other assets and liabilities denominated in foreign currency	(279,139)	(3,136)

Net increase in net assets resulting from operations	78,743,784	112,742,928

Dividends and Distributions to Shareholders from:
Net investment income:
Investor Class	(10,218,385)	(11,363,722)
Institutional Class	(28,880,253)	(31,228,982)
Net realized gains:
Investor Class	(2,378,123)	(70,638)
Institutional Class	(7,065,161)	(155,374)

Decrease in net assets from dividends and distributions	(48,541,922)	(42,818,716)

Capital Share Transactions:
Proceeds from sale of shares	329,960,813	752,871,390
Net asset value of shares issued in reinvestment of dividends and distributions	41,916,442	37,938,122
Redemption fees	105,590	695,630
Cost of shares redeemed	(211,598,754)	(135,626,872)

Net increase in net assets resulting from capital share transactions	160,384,091	655,878,270

Net increase in net assets	190,585,953	725,802,482
Net assets at beginning of period	1,008,641,280	282,838,798

Net assets at end of period (including accumulated undistributed net investment income of $11,069,584 and $12,983,172, respectively)	$1,199,227,233	$1,008,641,280

The accompanying notes are an integral part of the financial statements.

46

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Investor Class:	For the Six Months Ended April 30, 2011 (Unaudited)		For the Year Ended October 31, 2010	For the Period Ended October 31, 2009*

Net asset value, beginning of period	$11. 36		$10.25	$10.00

Income from investment operations:
Net investment income	0.39		0.83	0.07
Net gain on investment transactions (both realized and unrealized)	0.43	[1]	0.89 [6]	0.18	[1]

Total from investment operations	0.82		1.72	0.25

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.41)		(0.60)	—
Distributions from realized gains	(0.10)		(0.01)	—

Total dividends and distributions	(0.51)		(0.61)	—

Net asset value, end of period	$11.67		$11.36	$10.25

Total return[2]	7.48%[3]		17.19%	2.50%[3]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$352,724		$248,975	$90,913
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.16%[4]		1.20%	1.53%[4]
After fee waivers/expense offset arrangement/recovery[5]	1.15	%[4]#	1.21%	1.40	%4#
Ratio of net investment income to average net assets	6.84%[4]		7.69%	4.18%[4]
Portfolio turnover rate	70%[3]		129%	12%[3]

1	Includes redemption fees of less than $0.01 per share.

2

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower.

3	Not annualized.

4	Annualized.

5

As a result of a expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 1.40%. Effective March 1, 2011, the expense limitation has been reduced to 1.20%.

6	Includes redemption fees of $0.02 per share.

#	The investment adviser waived a portion of its fees.

*	Period from August 31, 2009 (Commencement of Operations) to October 31, 2009.

The accompanying notes are an integral part of the financial statements.

47

Third Avenue Trust
Third Avenue Focused Credit Fund
Financial Highlights (continued)

Selected data (for a share outstanding throughout each period) and ratios are as follows:

Institutional Class:	For the Six Months Ended April 30, 2011 (Unaudited)		For the Year Ended October 31, 2010	For the Period Ended October 31, 2009*

Net asset value, beginning of period	$11.36		$10.26	$10.00

Income from investment operations:
Net investment income	0.39		0.86	0.08
Net gain on investment transactions (both realized and unrealized)	0.43	[5]	0.87 [5]	0.18

Total from investment operations	0.82		1.73	0.26

Less dividends and distributions to shareholders:
Dividends from net investment income	(0.42)		(0.62)	—
Distributions from realized gains	(0.10)		(0.01)	—

Total dividends and distributions	(0.52)		(0.63)	—

Net asset value, end of period	$11.66		$11.36	$10.26

Total return[1]	7.51%[2]		17.38%	2.60%[2]
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$846,504		$759,666	$191,926
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	0.89%[3]		0.93%	1.18%[3]
After fee waivers/expense offset arrangement/recovery[4]	0.88	%3#	0.94%	0.95	%3#
Ratio of net investment income to average net assets	6.95%[3]		7.99%	4.59%[3]
Portfolio turnover rate	70%[2]		129%	12%[2]

1

Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. In the absence of fee waivers, expense offset arrangement and/or recovery of previously waived fees, the total return would have been lower.

2	Not annualized.

3	Annualized.

4	As a result of a expense limitation, the ratio of expenses (exclusive of taxes, interest and brokerage commissions) to average net assets will not exceed 0.95%.

5	Includes redemption fees of less than $0.01 per share.

#	The investment adviser waived a portion of its fees.

*	Period from August 31, 2009 (Commencement of Operations) to October 31, 2009.

The accompanying notes are an integral part of the financial statements.

48

Third Avenue Trust
Notes to Financial Statements
April 30, 2011
(Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Trust (the “Trust”) is an open-end, management investment company organized as a Delaware business trust pursuant to a Trust Instrument dated October 31, 1996. The Trust currently consists of five non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act), separate investment series: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund (each a “Fund” and, collectively, the “Funds”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to each of the Funds in the Trust. The Funds seek to achieve their investment objectives by adhering to a strict value discipline when selecting securities. Each Fund has a distinct investment approach.

Third Avenue Value Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund also seeks to acquire senior securities, such as debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) (commonly known as “junk bonds”) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed small companies (meaning companies with high quality assets and a relative absence of liabilities) at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) (commonly known as “junk bonds”) that the Adviser believes are undervalued. Under normal circumstances, the Fund expects to invest at least 80% of its assets (plus the amount of any borrowing for investment purposes) (although the Fund does not intend to borrow for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is within the range of capitalizations during the most recent 12-month period of companies in the Russell 2000 Index, the S&P Small Cap 600 Index or the Dow Jones Wilshire U.S. Small-Cap Index at the time of investment (based on month-end data). The Fund also invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of its assets (plus the amount of any borrowing for investment purposes, although the Fund does not intend to borrow for investment purposes) in securities of real estate and real estate-related companies, or in companies which own significant real estate assets at the time of investment (“real estate companies”). These securities will primarily be equity securities (which may include both common and preferred stocks, and convertible securities) of well-financed real estate companies (meaning companies with high quality assets and a relative absence of liabilities) of

49

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

any market capitalization. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) (commonly known as “junk bonds”) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Third Avenue International Value Fund seeks to achieve its objective mainly by acquiring equity securities, including common stocks and convertible securities, of well-financed companies (meaning companies with high quality assets and a relative absence of liabilities) located outside of the United States. While the Fund may invest in companies located anywhere in the world, it currently expects that most of its assets will be invested in the more developed countries, and under normal circumstances, at least 80% of its assets (plus the amount of any borrowing for investment purposes) (although the Fund does not intend to borrow for investment purposes) will be invested in securities of issuers located outside of the United States at the time of investment. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities that may be in default and may have any or no credit rating) (commonly known as “junk bonds”) that the Adviser believes are undervalued.

Third Avenue Focused Credit Fund, under normal circumstances, seeks to achieve its objective mainly by investing at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) (although the Fund does not intend to borrow for investment purposes) in bonds and other types of credit instruments. The Fund intends to invest a substantial amount of its assets in credit instruments that are rated below investment grade by some or all relevant independent rating agencies, including Moody’s Investors Service, Standard & Poor’s Rating Service and Fitch Rating Service.

Because of the Funds’ disciplined and deliberate investing approach, there may be times when the Funds will have significant cash positions. A substantial cash position can adversely impact Fund performance in certain market conditions, and may make it more difficult for a Fund to achieve its investment objective.

Accounting policies:

The policies described below are followed consistently by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Security valuation:

Generally, the Funds’ investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official

50

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Funds may adjust the prices of securities traded in foreign markets, as appropriate, to reflect the fair value as of the time the Funds’ net asset values are calculated. Debt instruments with maturities greater than 60 days, including floating rate loan securities, are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Temporary cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

Each Fund may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Trust’s Valuation Committee as authorized by the Board of the Trust, under procedures established by the Board. At April 30, 2011, such securities had a total fair value of $84,209,782 or 1.68% of net assets of Third Avenue Value Fund, $16,753,127 or 1.54% of net assets of Third Avenue Small-Cap Value Fund, $44,534,242 or 2.29% of net assets of Third Avenue Real Estate Value Fund, $14,971,342 or 0.91% of net assets of Third Avenue International Value Fund and $15,854,855 or 1.32% of net assets of Third Avenue Focused Credit Fund. Among the factors considered by the Trust’s Valuation Committee in determining fair value are: the type of security, trading in unrestricted securities of the same issuer, the financial condition of the issuer, the percentage of the Fund’s beneficial ownership of the issuer’s common stock and debt securities, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities. Restricted securities often have costs associated with subsequent registration. The restricted securities currently held by the Funds are not expected to incur any material future registration costs.

Fair Value Measurements:

In accordance with Financial Accounting Standards Board Accounting Standard Codification (“FASB ASC”) FASB ASC 820-10, Fair Value Measurements and Disclosures, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

51

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

•	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Fund. The Fund considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary by level of inputs used to value the Funds’ investments as of April 30, 2011:

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1: Quoted Prices
Investments in Securities:
Common Stocks & Warrants:
Agriculture	$—	$41,374,194	$—	$81,252,136	$—
Annuities & Mutual Fund Management & Sales	173,760,000	—	—	—	—
Building & Construction Products/Services	—	—	—	31,885,842	—
Capital Goods	—	—	—	47,524,574	—
Chemicals & Allied Products	—	51,883,322	—	—	—
Computer Peripherals	—	20,076,117	—	—	—

52

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Consulting and Information Technology Services	$—	$24,597,062	$—	$—	$—
Consumer Products	—	31,978,524	—	—	—
Corporate Services	—	—	—	10,120,119	—
Depository Institutions	114,238,421	—	—	—	—
Diversified Operations	475,711,834	—	—	89,274,121	—
Electronics Components	—	69,963,821	—	113,658,164	—
Energy/Services	—	72,689,117	—	—	—
Financials	—	—	—	—	10,704,000
Food Processing	—	16,797,183	—	—	—
Forest Products & Paper	—	43,303,998	49,507,350	96,227,660	—
Healthcare Services	—	50,068,400	—	—	—
Holding Companies	1,203,320,351	85,653,647	—	193,843,734	—
Industrial Equipment	—	21,962,940	—	—	—
Industrial Services	—	6,700,021	—	—	—
Insurance	—	—	—	145,590,545	—
Insurance & Reinsurance	—	51,309,785	—	—	—
Life Insurance	—	17,195,672	—	—	—
Machinery	—	—	—	48,620,027	—
Media	—	26,026,073	—	7,498,891	—
Metals & Mining	—	—	—	106,248,046	—
Metals Manufacturing	—	49,827,135	—	—	—
Mutual Holding Companies	9,889,238	—	—	—	—
Non-U.S. Real Estate Investment Trusts	—	—	30,903,483	—	—
Non-U.S. Real Estate Operating Companies	968,371,797	—	480,316,756	—	—
Oil & Gas	—	2,580,175	—	—	—
Oil & Gas Production & Services	369,262,639	—	—	65,831,704	—
Other Financial	—	—	—	39,837,523	—
Pharmaceuticals	—	—	—	40,701,533
Real Estate	—	—	—	30,444,633	—
Securities Trading Services	—	38,254,909	—	—	—
Semiconductor Equipment Manufacturers & Related	15,690,000	20,371,007	—	—	—
Software	—	23,135,511	—	—	—

53

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 1 (continued)
Steel & Specialty Steel	$386,050,000	$—	$—	$—	$—
Technology-Hardware	—	—	—	36,652,876	—
Telecommunications	70,502,169	13,441,266	—	86,137,153	—
Transportation	—	—	—	—	3,574,870
U.S. Homebuilder	—	—	45,771,113	—	—
U.S. Real Estate Investment Trusts	—	—	121,905,811	—	—
U.S. Real Estate Operating Companies	290,684,356	56,023,993	234,710,175	—	—
Utilities, Utility Service Companies & Waste Management	151,385,984	—	—	—	—
Limited Partnerships:
Infrastructure	9,400,000	—	—	—	—
Preferred Stocks:
Energy	—	—	—	—	11,223,781
Financials	—	—	—	—	19,774,400
Insurance & Reinsurance	8,973	—	—	—	—

Total for Level 1 Securities	4,238,275,762	835,213,872	963,114,688	1,271,349,281	45,277,051

Level 2: Other Significant Observable Inputs†
Investments in Securities:
Common Stocks:
Advertising	—	—	—	37,730,750	—
Automotive	246,422,290	—	—	—	—
Insurance	—	—	—	34,990,427	—
Investment Companies	—	—	—	61,270,241	—
Non-U.S. Homebuilder	—	—	85,480,533	—	—
Non-U.S. Real Estate Consulting/Management	—	—	22,185,145	—	—
Non-U.S. Real Estate Investment Trusts	—	—	131,874,616	—	—
Non-U.S. Real Estate Operating Companies	—	18,332,156	209,500,188	—	—
Pharmaceuticals	—	—	—	23,569,280	—
Real Estate	—	—	—	48,598,984	—
Transportation	—	—	—	25,172,788	—

54

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Third Avenue Value Fund		Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 2 (continued)
U.S. Real Estate Operating Companies	$—		$—	$45,989,212	$—	$—
Debt Securities issued by the U.S. Treasury and other government corporations and agencies:
Municipal Bonds#	—		—	—	—	9,253,322
Corporate Debt Instruments#	128,036,150		10,946,375	26,125,000	—	985,731,724
Private Equities:
Aerospace	—		—	—	—	8,885,386
Financials	—		—	—	—	10,563,376
Utilities	—		—	—	—	4,685,234
Purchased Options:
Foreign Currency Put Options	—		1,496,238	—	3,209,100	—
Purchased Swaptions:
Foreign Currency Put Swaptions	—		565,131	—	—	—
Short Term Investments:
U.S. Government Obligations	—		124,963,826	219,982,055	—	—

Total for Level 2 Securities	374,458,440		156,303,726	741,136,749	234,541,570	1,019,119,042

Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks & Warrants:
Auto Supply	0	*	—	—	—	—
Consumer Products	26,318		—	—	—	—
Energy	—		—	—	—	2,642,500
Financial Insurance	555,000		—	—	—	—
Forest Products & Paper	—		4,460,127	—	14,971,342	—
Insurance & Reinsurance	198,370		—	—	—	—
Manufactured Housing	71,694,551		—	—	—	—
U.S. Real Estate Operating Companies	5,692,746		—	3,894,518	—	—
Limited Partnerships:			—
Holding Companies	—		12,293,000	—	—	—
Insurance & Reinsurance	381,885		—	—	—	—
Investment Fund	—		—	40,639,724	—	—

55

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund	Third Avenue Focused Credit Fund

Level 3 (continued)
Preferred Stocks:
Insurance & Reinsurance	$221,144	$—	$—	$—	$—
Corporate Debt Instruments#	5,439,768	—	—	—	13,212,355

Total for Level 3 Securities	84,209,782	16,753,127	44,534,242	14,971,342	15,854,855

Total Value of Investments	$4,696,943,984	$1,008,270,725	$1,748,785,679	$1,520,862,193	$1,080,250,948

Investments in Other Financial Instruments:
Level 2: Other Significant Observable Inputs
Forward Foreign Exchange Contracts	$—	$—	$15,758	$—	$—
Call Options Written	—	—	(812,500)	—	—

Total Value or Appreciation of Other Financials Instruments	$—	$—	$(796,742)	$—	$—

†	Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of the close of local markets.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

*	Security has zero value.

During the six months ending April 30, 2011, the Portfolio recognized no significant transfers to/from Level 1 and Level 2 due to application of fair value factors during the year.

56

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/10 (fair value)		Net change in unrealized appreciation/ (depreciation)	Net purchases	Net sales	Payment- in-kind interest	Realized loss	Balance as of 4/30/11 (fair value)		Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue Value Fund
Common Stocks:
Auto Supply	$0	*	$—	$—	$—	$—	$—	$0	*	$—
Consumer Products	26,318		—	—	—	—	—	26,318		—
Financial Insurance	555,000		—	—	—	—	—	555,000		—
Insurance & Reinsurance	191,667		28,450	—	(21,747)+	—	—	198,370		28,450
Manufactured Housing	35,000,000		694,551	36,000,000	—	—	—	71,694,551		694,551
U.S. Real Estate Operating Companies	10,436,702		1,955,849	—	(5,692,747)	—	(1,007,058)	5,692,746		474,396
Corporate Debt Instruments#	7,102,886		(2,172,407)	—	—	509,289	—	5,439,768		(2,172,407)
Limited Partnerships:
Insurance & Reinsurance	367,955		13,930	—	—	—	—	381,885		13,930
Preferred Stocks:
Insurance & Reinsurance	216,372		4,772	—	—	—	—	221,144		4,772

Total	$53,896,900		$525,145	$36,000,000	$(5,714,494)	$509,289	$(1,007,058)	$84,209,782		$(956,308)

Third Avenue Small-Cap Value Fund
Common Stocks:
Forest Products & Paper	$4,447,931		$12,196	$—	$—	$—	$—	$4,460,127		$12,196
Limited Partnerships:
Holding Companies	7,144,000		5,149,000	—	—	—	—	12,293,000		5,149,000

Total	$11,591,931		$5,161,196	$—	$—	$—	$—	$16,753,127		$5,161,196

Third Avenue Real Estate Value Fund
Common Stocks:
U.S. Real Estate Operating Companies	$7,140,280		$1,598,778	$—	(3,894,878)	$—	$(949,662)	$3,894,518		$324,543
Limited Partnerships:
Investment Fund	38,735,530		1,904,194	—	—	—	—	40,639,724		1,904,194

Total	$45,875,810		$3,502,972	$—	$(3,894,878)	$—	$(949,662)	$44,534,242		$2,228,737

57

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Balance as of 10/31/10 (fair value)	Net change in unrealized appreciation/ (depreciation)	Net purchases	Bond Discount	Transfer out Level 3	Balance as of 4/30/11 (fair value)	Net change in unrealized appreciation/ (depreciation) attributable to assets still held at period end

Third Avenue International Value Fund
Common Stocks:
Forest Products & Paper	$14,930,405	$40,937	$—	$—	$—	$14,971,342	$40,937
Third Avenue Focused Credit Fund
Common Stocks & Warrants:
Energy	$—	$142,500	$2,500,000	$—	—	$2,642,500	$142,500
Private Equities:
Financials	14,300,000	—	—	—	(14,300,000)	—	—
Corporate Debt Instruments#	14,676,415	(554,462)	9,301,260	51,642	(10,262,500)	13,212,355	(554,462)

Total	$28,976,415	$(411,962)	$11,801,260	$51,642	$(24,562,500)	$15,854,855	$(411,962)

*	Security has zero value.

+	Corporate action to properly state shares held.

#	Please refer to the Portfolios of Investments for industry specifics of the portfolio holdings.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

58

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Security transactions and investment income:

Security transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds become aware of the dividends. Interest income, including, where applicable, amortization of premium and accretion of discount on investments, is recorded daily on the accrual basis, except when collection is not expected. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. These amounts may subsequently be reclassified upon receipt of information from the issuer. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Foreign currency translation and foreign investments:

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions and investment income: At the prevailing rates of exchange on the date of such transactions.

The net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period. The Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) are included in the reported net realized and unrealized appreciation/(depreciation) on investments transactions and balances.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on the Statement of Assets and Liabilities. The change in net unrealized currency gains (losses) for the period is reflected on the Statement of Operations.

Pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are generally treated as ordinary income for U.S. federal income tax purposes.

59

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Forward foreign exchange contracts:

The Funds may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency contracts to hedge or manage these exposures. The Funds also buy forward foreign currency contracts to gain exposure to currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation (depreciation) on investments and foreign currency translations. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Option contracts:

The Funds may purchase and sell (“write”) put and call options on various instruments including securities and foreign currency to manage and hedge exchange rate risks within their portfolios and also to gain long or short exposure to the underlying instruments.

An option contract gives the buyer the right, but not the obligation, to buy (call) or sell (put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. Investments in option contracts require the Funds to fair value or mark-to market the options on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. The cost of options that expire unexercised are treated by the Funds, on expiration date, as realized losses on investments.

When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds, on the expiration date, as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Funds. In purchasing and writing options, the Funds bear the market risk of an unfavorable change in the price of the underlying security or the risk that the Funds

60

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing a security or currency at a price different from the current market value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing over-the-counter options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.

Swaptions

The Funds may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Funds bear the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. The Funds execute transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Funds’ maximum amount of loss are the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received or paid from writing or purchasing swaptions that expire or are exercised are treated by the Funds as realized gains or losses from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.

The following tables present the value of derivatives held as of April 30, 2011, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities:

Fair values of Derivative Instruments as of April 30, 2011 for the Third Avenue Small-Cap Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Foreign Currency Put Options	Assets, Investments at value	$1,496,238
Foreign Currency Put Swaptions	Assets, Investments at value	565,131

		$2,061,369

61

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Fair values of Derivative Instruments as of April 30, 2011 for the Third Avenue Real Estate Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Forward Foreign Currency Contracts	Assets, Unrealized appreciation
	on forward foreign currency contracts	$15,758
Equity Contracts - Written Call Options	Liabilities, Written options, at value	(812,500)

Total		$(796,742)

Fair values of Derivative Instruments as of April 30, 2011 for the Third Avenue International Value Fund:

Derivative Contracts	Statement of Assets and Liabilities Location	Fair Value

Foreign Currency Put Options	Assets, Investments at value	$3,209,100

The following tables present the effect of derivatives on the Statement of Operations during the six months ended April 30, 2011, by primary risk exposure:

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2011 for the Third Avenue Small-Cap Value Fund:

Derivative Contracts	Realized Gain/Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Contracts - Written Put Options	$110,141	$—
Foreign Currency Put Options	(2,790,000)	1,292,188
Foreign Currency Put Swaptions	—	(677,369)

Total	$(2,679,859)	$614,819

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2011 for the Third Avenue Real Estate Value Fund:

Derivative Contracts	Realized Gain/Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Contracts - Written Call Options	$1,522,388	$(717,900)
Forward Foreign Currency Contracts	—	223,979

Total	$1,522,388	$(493,921)

62

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Effect of Derivative Instruments on the Statement of Operations during the six months ended April 30, 2011 for the Third Avenue International Value Fund:

Derivative Contracts	Realized Gain/Loss on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Foreign Currency Put Options	$(8,853,125)	$6,176,450

For the six months ended April 30, 2011 the average volume of derivative activities were as follows:

	Purchase Options (Cost $)	Written Options (Premium Received $)	Forward Foreign Currency Contracts (Market Value $)

Third Avenue Small-Cap Value Fund	5,151,071	33,881	—
Third Avenue Real Estate Value Fund	—	412,562	1,008,298
Third Avenue International Value Fund	5,988,457	—	—

Derivatives volume:

Derivative cost, premium and values are as of April 30, 2011, which are disclosed in the accompanying Portfolios of Investments, are indicative of the volume of the Funds’ derivatives activities for the six months ended April 30, 2011 (the “reporting period”), except as noted below.

The Small-Cap Value Fund maintained a relatively stable balance in its activity in purchased options during the reporting period, with an average cost balance of $5,151,071 and an ending cost balance of $4,930,000. This Fund also held written options during the reporting period with an average premium balance of $33,881. The Fund no longer held positions in written options as of April 30, 2011.

The Real Estate Value Fund decreased its options writing activity during the reporting period, with an average premium balance of $412,562 and an ending premium balance of $569,303. The Fund also invested in forward foreign currency contracts during the six month period with an average unrealized appreciation of $1,008,298 and an ending unrealized appreciation balance of $15,758.

The International Value Fund decreased its options purchasing activity during the reporting period, with an average cost balance of $5,988,457 and an ending cost balance of $5,853,900.

The average costs, premiums and values are calculated based on the gross total of month-end amounts divided by total number of months.

63

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Floating rate obligations:

The Funds may invest in debt securities with interest payments or maturity values that are not fixed, but float in conjunction with an underlying index or price. These securities may be backed by corporate issuers. The indices and prices upon which such securities can be based include interest rates and currency rates. Floating rate securities pay interest according to a coupon which is reset periodically.

Dividends and distributions to shareholders:

The amount of dividends and distributions paid to shareholders from net investment income and realized capital gains on sales of securities, respectively are determined in accordance with federal income tax law and regulations which may differ from U.S. GAAP. Such dividends and distributions are recorded on the ex-dividend date. The majority of dividends and capital gains distributions from a Fund may be automatically reinvested into additional shares of that Fund, based upon the discretion of the Fund’s shareholders.

Income tax information:

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and each Fund intends to distribute all of its taxable investment income and realized gains to its shareholders. Therefore, no provision for U.S. federal income taxes is included on the accompanying financial statements.

Income, including gains, from investments in foreign securities received by the Funds may be subject to income, withholding or other taxes imposed by foreign countries.

Management has analyzed the tax positions taken on the Funds’ U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. This conclusion may be subject to future review and adjustment at a later date based upon factors including, but not limited to, on-going analyses of and changes to tax laws, regulations and interpretations thereof. The Funds’ U.S. federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to possible examination by the Internal Revenue Service as well as by state and local taxing authorities.

Expense allocation:

Expenses attributable to a specific Fund are charged to that Fund. Expenses attributable to the Trust are generally allocated using the ratio of each Fund’s average net assets relative to the total average net assets of the Trust. Certain expenses are shared with Third Avenue Variable Series Trust, an affiliated fund group. Such costs are allocated using the ratio of the Funds’ average net assets relative to the total average net assets of the Funds and Third Avenue Variable Series Trust.

64

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Share class accounting:

Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Trustees’ and officers’ fees:

The Trust does not pay any fees to its officers for their services as such, except for the Chief Compliance Officer, to whom the Trust paid $169,563 for the six months ended April 30, 2011. The Trust does pay, together with Third Avenue Variable Series Trust, Trustees who are not affiliated with the Adviser a fee of $5,000 for each meeting of the Board that they attend, in addition to reimbursing all Trustees for travel and incidental expenses incurred by them in connection with their attendance at meetings. Prior to December 1, 2010, the Board meeting fee for each Trustee was $4,000. If a special meeting is required, Trustees will each receive $2,500. The Trust, together with Third Avenue Variable Series Trust, also pays non-interested Trustees an annual retainer of $65,000 (the lead independent Trustee receives an additional retainer of $12,000). Prior to December 1, 2010, the annual retainer for each Trustee was $59,000 and the additional retainer for the lead independent Trustee was $8,000. The Trustees on the Audit Committee each receive $2,000 for each audit committee meeting and the audit committee chairman receives an annual retainer of $6,000. Prior to December 1, 2010, each Trustee received $1,500 for each audit committee meeting and the audit committee chairman received an annual retainer of $4,000.

2. SECURITIES TRANSACTIONS

Purchases and sales/conversions:

The aggregate cost of purchases and aggregate proceeds from sales and conversions of investments, excluding short-term investments, from unaffiliated and affiliated issuers (as defined in the Investment Company Act as ownership of 5% or more of the outstanding common stock of the issuer) for the six months ended April 30, 2011 were as follows:

	Purchases	Sales

Third Avenue Value Fund:
Affiliated	$36,509,289	$5,714,494
Unaffiliated	33,975,785	573,397,690
Third Avenue Small-Cap Value Fund:
Affiliated	—	1,327,027
Unaffiliated	90,391,983	315,225,135

65

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Purchases	Sales

Third Avenue Real Estate Value Fund:
Affiliated	$—	$13,536
Unaffiliated	119,291,053	239,369,221
Third Avenue International Value Fund:
Affiliated	—	11,352,637
Unaffiliated	148,795,257	274,292,163
Third Avenue Focused Credit Fund:
Affiliated	—	550,000
Unaffiliated	824,359,759	683,971,702

Written options transactions during the period are summarized as follows:

Third Avenue Small-Cap Value Fund
	Put Options Written
	Number of Contracts	Premiums Received

Options outstanding at October 31, 2010	—	$—

Options written	2,000	237,170
Options terminated in closing purchases transactions	(2,000)	(237,170)

Options outstanding at April 30, 2011	—	$—

Third Avenue Real Estate Value Fund
	Call Options Written
	Number of Contracts	Premiums Received

Options outstanding at October 31, 2010	3,000	$758,915

Options written	2,500	569,303
Options expired	(3,000)	(758,915)

Options outstanding at April 30, 2011	2,500	$569,303

66

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Put Options Written
	Number of Contracts	Premiums Received

Options outstanding at October 31, 2010	15,669	$796,245

Options exercised	(669)	(32,772)
Options expired	(15,000)	(763,473)

Options outstanding at April 30, 2011	—	$—

3. INVESTMENT ADVISORY SERVICES, ADMINISTRATION AND SERVICE FEE AGREEMENTS AND EXPENSE OFFSET ARRANGEMENT

Each Fund has an Investment Advisory Agreement with the Adviser for investment advice and certain management functions. The terms of the Investment Advisory Agreements provide the annual advisory fees based on the total average daily net assets for the Funds which are indicated as below. These fees are calculated daily and paid monthly.

Fund	Annual Management Fee

Third Avenue Value Fund	0.90%
Third Avenue Small-Cap Value Fund	0.90%
Third Avenue Real Estate Value Fund	0.90%
Third Avenue International Value Fund	1.25%
Third Avenue Focused Credit Fund	0.75%

Additionally, the Adviser pays certain expenses on behalf of the Funds which are partially reimbursed by the Funds, including service fees due to third parties, the compensation expense for the Funds’ Chief Compliance Officer and other miscellaneous expenses. At April 30, 2011, Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund and Third Avenue Focused Credit Fund had amounts payable to the Adviser of $538,376, $158,215, $232,587, $123,210 and $82,887, respectively, for reimbursement of expenses paid by the Adviser.

Under current arrangements, whenever, in any fiscal year, each Fund’s normal operating expenses, including the investment advisory fee, but excluding brokerage commissions and interest and taxes, exceeds the expense limitation based on each Fund’s average daily net assets, the Adviser has agreed to waive a portion of its advisory fees and/or reimburse

67

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

each Fund in an amount equal to that excess. Below are the expense limitations and corresponding contingent liabilities to the Adviser in effect for each Fund:

			Expenses Waived through Fiscal Periods ending
			October 31, 2009	October 31, 2010	April 30, 2011

			Subject to Repayment until October 31,
Class	Expense Limitation	Expiration Date	2012	2013	2014

Third Avenue Value Fund
Investor Class	1.40%	2/29/2012	$—	$4,633	$1,673
Institutional Class	1.15%	2/29/2012	—	2,436,855	354,600
Third Avenue Small-Cap Value Fund
Investor Class	1.40%	2/29/2012	—	190	—
Institutional Class	1.15%	2/29/2012	—	122,956	—
Third Avenue Real Estate Value Fund
Investor Class	1.40%	2/29/2012	—	2,542	—
Institutional Class	1.15%	2/29/2012	—	367,542	—
Third Avenue International Value Fund
Investor Class	1.65%	2/29/2012	—	3,396	3,171
Institutional Class†	1.40%	2/29/2012	427,922	1,521,647	521,674
Third Avenue Focused Credit Fund
Investor Class‡	1.20%	2/29/2012	—	—	9,442
Institutional Class	0.95%	2/29/2012	—	—	23,183

†	Effective March 1, 2011, the expense limitation period has been extended to February 29, 2012.

‡	Effective March 1, 2011, the expense limitation has been reduced to 1.20%. Prior to March 1, 2011, the expense limitation was 1.40%.

The waived fees and reimbursed expenses may be paid to the Adviser during the following three-year period after the end of the fiscal year in which an expense is deferred/waived or reimbursed by the Adviser, to the extent that the payment of such fees and expenses would not cause the Funds to exceed the preceding limitations. These expense limitations can be terminated at any time. The Adviser recovered previously waived fees and certain other reimbursed expenses of $16,870 and $122,214 for Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, respectively, for the six months ended April 30, 2011.

68

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

The Trust has entered into an Administration Agreement with the Adviser pursuant to which the Adviser, as administrator, is responsible for providing various administrative services to the Trust. The Adviser has in turn entered into a Sub-Administration Agreement with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) pursuant to which BNY Mellon provides certain of these administrative services on behalf of the Adviser. Each Fund pays the Adviser a fee calculated at an annual rate of 0.0055% of the average daily net assets of each respective Fund for such services. The Adviser pays BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $180,775.

Both the Trust and the Adviser have entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and have agreed to compensate the intermediaries for providing those services. Certain of those services would be provided by the Funds if the shares of each customer were registered directly with the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse a portion of the intermediary fees paid by the Adviser pursuant to provisions adopted by the Board. Each Fund pays a portion of the intermediary fees attributable to shares of the Fund not exceeding the estimated expense the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediary accounts. The Adviser pays the remainder of the fees. The fees incurred by the Funds are reflected as shareholder servicing fees in the Statements of Operations. For the six months ended April 30, 2011, such fees amounted to $4,322,278 for Third Avenue Value Fund, $828,028 for Third Avenue Small-Cap Value Fund, $1,274,885 for Third Avenue Real Estate Value Fund, $784,475 for Third Avenue International Value Fund and $294,094 for Third Avenue Focused Credit Fund.

The Funds have an expense offset arrangement in connection with their custodian contract. Credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. The following amounts are the reduction of expenses due to this arrangement for the six months ended April 30, 2011. These amounts are reflected as “Expenses reduced by custodian fee expense offset arrangement” in the Statements of Operations.

Fund	Custody Credit

Third Avenue Value Fund	$53,372
Third Avenue Small-Cap Value Fund	17,989
Third Avenue Real Estate Value Fund	24,340
Third Avenue International Value Fund	12,711
Third Avenue Focused Credit Fund	9,468

69

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

4. RELATED PARTY TRANSACTIONS

Brokerage commissions:

M.J. Whitman LLC, a registered broker-dealer, operates under common control with the Adviser. For the six months ended April 30, 2011, the Funds incurred brokerage commissions, paid to M.J. Whitman LLC, as follows:

Fund	M.J. Whitman LLC

Third Avenue Value Fund	$15,375
Third Avenue Small-Cap Value Fund	68,667
Third Avenue Real Estate Value Fund	16,402
Third Avenue International Value Fund	28,541
Third Avenue Focused Credit Fund	—

Investment in affiliates:

A summary of the Funds’ transactions in securities of affiliated issuers for the six months ended April 30, 2011 is set forth below:

Third Avenue Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions		Gross Sales and Reductions		Shares Held at Apr. 30, 2011	Value at Apr. 30, 2011	Dividend Income Nov. 1, 2010 - Apr. 30, 2011

Carver Bancorp, Inc.	218,500	—		—		218,500	$131,056	$—
Covanta Holding Corp.	8,816,889	—		—		8,816,889	151,385,984	661,267
FedFirst Financial Corp.	232,032	—		—		232,032	3,345,901	13,922
Fleetwood Homes, Inc.	500	514	[1]	—		1,014	71,694,551	—
FNC Realty Corp.	18,975,821	—		9,487,911		9,487,910	5,692,746	—
Forest City Enterprises, Inc., Class A	8,764,203	—		—		8,764,203	168,360,340	—
Gouverneur Bancorp, Inc.	205,511	—		—		205,511	1,808,497	34,937
Home Federal Bancorp, Inc.	274,157	—		24,400	[2]	249,757	3,286,802	29,971
Home Products International, Inc.	526,368	—		—		526,368	26,318	—
Manifold Capital Holdings, Inc.	37	—		—		37	555,000	—
RS Holdings Corp., Convertible Pfd, Class A	1,022,245	—		—		1,022,245	221,144	—
SFSB, Inc.	242,800	—		—		242,800	849,800	—
Sycamore Networks, Inc.	1,871,861	—		—		1,871,861	45,860,595	—
Tejon Ranch Co.	3,420,106	—		—		3,420,106	121,892,578	—

Total Affiliates							$575,111,312	$740,097

[1]	Share increase due to conversion of security.

[2]	Share reduction due to reverse stock split.

70

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Third Avenue Small-Cap Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2011	Value at Apr. 30, 2011	Dividend Income Nov. 1, 2010 - Apr. 30, 2011

Bel Fuse, Inc., Class B	741,242	—	—	741,242	$14,921,201	$103,774
Bronco Drilling Co., Inc. *	1,663,262	—	814,727	848,535	9,316,914	—
Catalyst Paper Corp.	21,530,352	—	—	21,530,352	4,460,127	—
Cross Country Healthcare, Inc.	3,221,822	—	155,196	3,066,626	22,754,365	—
Electro Scientific Industries, Inc. *	1,541,828	—	559,287	982,541	16,162,800	—
National Western Life Insurance Co., Class A *	190,037	—	83,278	106,759	17,195,672	—
Parco Co., Ltd. *	4,505,600	—	4,505,600	—	—	—
PYI Corp., Ltd.	475,780,230	—	—	475,780,230	19,604,014	—

Total Affiliates					$104,415,093	$103,774

* As of April 30, 2011, no longer an affiliate.

Third Avenue Real Estate Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2011	Value at Apr. 30, 2011	Dividend Income Nov. 1, 2010 - Apr. 30, 2011

Alliance Bernstein Legacy Securities (C1) L.P.	34,000,000	—	—	34,000,000	$40,639,724	$—
Consolidated-Tomoka Land Co.	500,500	—	—	500,500	15,480,465	10,010
FNC Realty Corp. *	12,982,327	—	6,491,463	6,490,864	3,894,518	—
Forest City Enterprises, Inc., Class A	8,290,773	—	—	8,290,773	159,265,749	—
Newhall Holding Co. LLC, Class A Units	28,893,141	—	—	28,893,141	45,989,212	—
Thomas Properties Group, Inc.	7,357,929	—	2,950	7,354,979	26,404,375	—

Total Affiliates					$291,674,043	$10,010

* As of April 30, 2011, no longer an affiliate.

71

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Third Avenue International Value Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2011	Value at Apr. 30, 2011	Dividend Income Nov. 1, 2010 - Apr. 30, 2011

Boardroom, Ltd.	22,522,784	—	—	22,522,784	$10,120,119	$527,681
Catalyst Paper Corp.	60,271,095	—	—	60,271,095	12,485,478	—
Catalyst Paper Corp. †	12,000,000	—	—	12,000,000	2,485,864	—
Netia S.A.	49,496,693	—	6,188,303	43,308,390	86,137,153	—
Rubicon, Ltd.	51,395,523	—	—	51,395,523	44,087,391	—
Tenon, Ltd.	10,482,120	—	—	10,482,120	8,737,146	—
WBL Corp., Ltd.	37,050,140	—	—	37,050,140	113,658,164	1,455,515

Total Affiliates					$277,711,315	$1,983,196

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

Third Avenue Focused Credit Fund

Name of Issuer:	Shares Held at Oct. 31, 2010	Gross Purchases and Additions	Gross Sales and Reductions	Shares Held at Apr. 30, 2011	Value at Apr. 30, 2011	Dividend Income Nov. 1, 2010 - Apr. 30, 2011

Aveos Holding Co.	623,251	—	50,000	573,251	$8,885,386	$—

Certain employees of the Adviser serve as members of the board of directors of companies in which the Funds have investments. As a result of such service, for the six months ended April 30, 2011, the Funds received the following board member fees from these companies that board members from the Adviser agreed to have paid directly to the benefit of the Funds. These fees are included in “Other Income” on the accompanying Statement of Operations.

Fund	Fees

Third Avenue Value Fund	$63,124
Third Avenue Small-Cap Value Fund	3,710
Third Avenue Real Estate Value Fund	10,827

5. CLASS SPECIFIC EXPENSES

The Board of Trustees of the Third Avenue Trust has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act. The Plan provides that, as compensation for distribution and related services provided to Third Avenue Value Fund Investor Class (“TVFVX”), Third Avenue Small-Cap Value Fund Investor Class (“TVSVX”), Third Avenue Real Estate Value Fund Investor Class (“TVRVX”), Third Avenue International Value Fund Investor Class (“TVIVX”), and Third Avenue Focused Credit Fund Investor Class (“TFCVX”), each Fund’s Investor

72

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Class accrues a fee calculated at the annual rate of 0.25% of average daily net assets of the class. Such fees may be paid to institutions that provide such services. The amount of fees paid during any period may be more or less than the cost of distribution and other services provided. FINRA rules impose a ceiling on the cumulative distribution fees paid. The Plan complies with those rules.

For the six months ended April 30, 2011, the payments by each Fund’s Investor Class pursuant to the Plan were as follows:

Fund	Distribution Fees

Third Avenue Value Fund	$29,554
Third Avenue Small-Cap Value Fund	7,224
Third Avenue Real Estate Value Fund	46,071
Third Avenue International Value Fund	11,802
Third Avenue Focused Credit Fund	359,668

Additionally, the Investor Class and Institutional Class of the Third Avenue Focused Credit Fund incurred Shareholder Servicing Fees expenses of $98,090 and $196,004, respectively, for the six months ended April 30, 2011.

6. CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with $0.001 par value.

Transactions in capital stock were as follows:

Third Avenue Value Fund:

	For the Six Months Ended April 30, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	262,690	$13,741,041	453,117	$20,799,904
Shares issued upon reinvestment of dividends and distributions	7,214	367,337	—	—
Shares redeemed**	(94,354)	(4,976,972)	(82,743)	(3,705,023)

Net increase	175,550	$9,131,406	370,374	$17,094,881

73

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	For the Six Months Ended April 30, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	3,124,061	$163,594,453	9,646,420	$443,500,202
Shares issued upon reinvestment of dividends and distributions	1,741,957	88,686,591	2,873,502	130,284,578
Shares redeemed**	(13,714,722)	(714,247,085)	(39,521,413)	(1,798,468,583)

Net decrease	(8,848,704)	$(461,966,041)	(27,001,491)	$(1,224,683,803)

Third Avenue Small-Cap Value Fund:

	For the Six Months Ended April 30, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	140,541	$3,015,232	269,445	$4,979,685
Shares issued upon reinvestment of dividends and distributions	2,292	47,738	—	—
Shares redeemed**	(67,766)	(1,471,467)	(36,586)	(654,724)

Net increase	75,067	$1,591,503	232,859	$4,324,961

	For the Six Months Ended April 30, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	1,776,235	$37,996,692	5,364,238	$97,704,734
Shares issued upon reinvestment of dividends and distributions	502,224	10,466,329	502,585	9,086,737
Shares redeemed**	(9,155,960)	(195,171,109)	(22,610,833)	(411,169,670)

Net decrease	(6,877,501)	$(146,708,088)	(16,744,010)	$(304,378,199)

74

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

Third Avenue Real Estate Value Fund:

	For the Six Months Ended April 30, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	925,818	$21,971,438	1,348,093	$28,175,728
Shares issued upon reinvestment of dividends and distributions	48,263	1,098,477	—	—
Shares redeemed**	(166,627)	(3,934,478)	(99,602)	(2,097,339)

Net increase	807,454	$19,135,437	1,248,491	$26,078,389

	For the Six Months Ended April 30, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	9,577,424	$226,719,683	19,117,775	$395,528,332
Shares issued upon reinvestment of dividends and distributions	2,629,170	59,865,785	875,443	17,701,460
Shares redeemed**	(7,723,753)	(181,953,443)	(17,492,305)	(362,863,125)

Net increase	4,482,841	$104,632,025	2,500,913	$50,366,667

Third Avenue International Value Fund:

	For the Six Months Ended April 30, 2011		For the Period Ended October 31, 2010

	Investor Class		Investor Class*

	Shares	Amount	Shares	Amount

Shares sold	721,752	$13,068,589	468,297	$6,978,067
Shares issued upon reinvestment of dividends and distributions	6,876	114,010	—	—
Shares redeemed**	(55,300)	(949,995)	(44,004)	(667,752)

Net increase	673,328	$12,232,604	424,293	$6,310,315

75

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	For the Six Months Ended April 30, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	6,393,855	$111,732,168	28,858,403	$439,724,959
Shares issued upon reinvestment of dividends and distributions	1,457,602	24,181,561	1,001,423	15,301,778
Shares redeemed**	(13,804,904)	(239,793,880)	(24,731,451)	(373,219,635)

Net increase / (decrease)	(5,953,447)	$(103,880,151)	5,128,375	$81,807,102

Third Avenue Focused Credit Fund:

	For the Six Months Ended April 30, 2011		For the Year Ended October 31, 2010

	Investor Class		Investor Class

	Shares	Amount	Shares	Amount

Shares sold	10,888,847	$125,151,919	20,761,893	$221,790,772
Shares issued upon reinvestment of dividends and distributions	1,014,507	11,403,385	927,004	9,962,593
Shares redeemed**	(3,587,150)	(41,014,562)	(8,639,373)	(93,986,247)

Net increase	8,316,204	$95,540,742	13,049,524	$137,767,118

	For the Six Months Ended April 30, 2011		For the Year Ended October 31, 2010

	Institutional Class		Institutional Class

	Shares	Amount	Shares	Amount

Shares sold	17,863,636	$204,808,894	49,402,936	$531,080,618
Shares issued upon reinvestment of dividends and distributions	2,719,842	30,513,057	2,602,297	27,975,529
Shares redeemed**	(14,875,089)	(170,478,602)	(3,821,475)	(40,944,995)

Net increase	5,708,389	$64,843,349	48,183,758	$518,111,152

*	From the commencement of offering Investor Class shares on December 31, 2009.

**	Redemption fees are netted with redemption amounts.

Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, Third Avenue Real Estate Value Fund, Third Avenue International Value Fund, and Third Avenue Focused Credit Fund charge a redemption fee of 1%, 1%, 1%, 2%, and 2%, respectively, for shares redeemed or exchanged for shares of another Fund within 60 days or less of the purchase date.

76

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

7. COMMITMENTS AND CONTINGENCIES

At April 30, 2011, the Funds had the following commitments and contingencies:

Fund	Issuer	Type	Amount of Commitment	Funded Commitment	Value of Segregated Securities

Third Avenue Real Estate Value Fund	Alliance Bernstein Legacy Securities (C1) L.P.	Limited Partnership	$40,000,000	$34,000,000	$6,000,000
Third Avenue Focused Credit Fund:
	EchoStar Corp.	Bridge Loan	35,000,000	—	35,000,000
	Level 3 Communications, Inc.	Bridge Loan	20,000,000	—	20,000,000
	Rural/Metro Corp.	Bridge Loan	10,000,000	—	10,000,000

Third Avenue Focused Credit Fund may enter into senior unsecured bridge financing commitments. Bridge financing commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is classified in the Statement of Operations as interest income. During the six months ended April 30, 2011, the Fund earned $1,268,750 in commitment fee income.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. RISKS RELATING TO CERTAIN INVESTMENTS

Foreign securities:

Investments in the securities of foreign issuers may involve investment risks different from those of U.S. issuers including possible political or economic instability of the country of the issuer, the difficulty of predicting international trade patterns, the possibility of currency exchange controls, the possible imposition of foreign taxes on income from and transactions in such instruments, the possible establishment of foreign controls, the possible seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the foreign securities held by the Funds. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. Government.

77

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

High yield debt:

The Funds may invest in high yield, lower grade debt (sometimes referred to as “junk bonds”). The market values of these higher yielding debt securities tend to be more sensitive to economic conditions and individual corporate developments than those of higher rated securities. In addition, the secondary market for these bonds is generally less liquid.

Loans and other direct debt instruments:

The Funds may invest in loans and other direct debt instruments issued by corporate borrowers. These loans represent amounts owed to lenders or lending syndicates (loans and loan participations) or to other parties. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

Cash concentration:

The Funds’ cash balances are held at a major regional U.S. bank. The Funds’ cash balances, which typically exceed Federal Deposit Insurance Corporation insurance coverage, subject the Funds to a concentration of credit risk. The Funds regularly monitor the credit ratings of this financial institution in order to mitigate the credit risk that exists with the balances in excess of insured amounts.

Fund concentration:

The Funds hold relatively concentrated portfolios that may contain fewer securities or industries than the portfolios of other mutual funds. Holding a relatively concentrated portfolio may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments. Additionally, the Funds may encounter some difficulty in liquidating securities of concentrated positions.

9. FEDERAL INCOME TAXES

The difference between book basis and tax basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s unrealized difference is attributable primarily to mark-to-market treatment of certain passive foreign investment companies, differences in the treatment of amortization of bond discount and premium, REIT and partnership adjustments and other timing differences. Actual distributions to shareholders may differ from the amounts above.

78

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

As of October 31, 2010, certain Funds had capital loss carryforwards which may be available to offset certain capital gains recognized in subsequent taxable years and thereby reduce future capital gains distributions. The following table shows the capital loss carryforwards and their expiration dates:

Expiration Date	Third Avenue Value Fund	Third Avenue Small-Cap Value Fund	Third Avenue Real Estate Value Fund	Third Avenue International Value Fund

10/31/2017	$636,089,434	$48,364,146	$103,281,806	$148,574,861
10/31/2018	—	—	—	64,559,985

	$636,089,434	$48,364,146	$103,281,806	$213,134,846

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized. However, any capital loss carryforward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carryforward from a pre-enactment year can be used. This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

79

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees, distribution fees (if applicable) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2010, and held for the six month period ended April 30, 2011.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

80

Third Avenue Trust
Notes to Financial Statements (continued)
April 30, 2011
(Unaudited)

	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During the Period November 1, 2010 to April 30, 2011*	Annualized Expense Ratio

Third Avenue Value Fund
Investor Class
Actual	$1,000.00	$1,100.60	$7.25	1.40%
Hypothetical	$1,000.00	$1,017.75	$6.97	1.40%
Institutional Class
Actual	$1,000.00	$1,101.50	$5.96	1.15%
Hypothetical	$1,000.00	$1,018.99	$5.73	1.15%
Third Avenue Small-Cap Value Fund
Investor Class
Actual	$1,000.00	$1,190.40	$7.56	1.40%
Hypothetical	$1,000.00	$1,017.75	$6.97	1.40%
Institutional Class
Actual	$1,000.00	$1,191.50	$6.21	1.15%
Hypothetical	$1,000.00	$1,018.99	$5.73	1.15%
Third Avenue Real Estate Value Fund
Investor Class
Actual	$1,000.00	$1,119.50	$7.32	1.40%
Hypothetical	$1,000.00	$1,017.75	$6.97	1.40%
Institutional Class
Actual	$1,000.00	$1,120.80	$6.01	1.15%
Hypothetical	$1,000.00	$1,018.99	$5.73	1.15%
Third Avenue International Value Fund
Investor Class
Actual	$1,000.00	$1,162.90	$8.80	1.65%
Hypothetical	$1,000.00	$1,016.52	$8.20	1.65%
Institutional Class
Actual	$1,000.00	$1,164.80	$7.47	1.40%
Hypothetical	$1,000.00	$1,017.75	$6.97	1.40%
Third Avenue Focused Credit Fund
Investor Class
Actual	$1,000.00	$1,074.80	$5.88	1.15%
Hypothetical	$1,000.00	$1,018.99	$5.73	1.15%
Institutional Class
Actual	$1,000.00	$1,075.10	$4.50	0.88%
Hypothetical	$1,000.00	$1,020.32	$4.38	0.88%

*

Expenses (net of fee waivers and/or expense reimbursements/expense offset arrangement/expense recovery) are equal to the Class’ annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (180) divided by 365.

81

BOARD OF TRUSTEES
Jack W. Aber
David M. Barse
William E. Chapman, II
Lucinda Franks
Edward J. Kaier
Marvin Moser
Eric Rakowski
Martin Shubik
Charles C. Walden
Martin J. Whitman

OFFICERS
Martin J. Whitman — Chairman of the Board
David M. Barse — President, Chief Executive Officer
Vincent J. Dugan — Chief Financial Officer, Treasurer
Michael A. Buono — Controller
W. James Hall — General Counsel, Secretary
Joseph J. Reardon — Chief Compliance Officer
TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
P.O. Box 9802
Providence, RI 02940-8002
610-239-4600
800-443-1021 (toll-free)
INVESTMENT ADVISER
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017
CUSTODIAN
JPMorgan Chase Bank, N.A.
14201 Dallas Parkway, 2nd Floor
Dallas, TX 75254

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone 212-888-5222
Toll Free 800-443-1021
Fax 212-888-6757
www.thirdave.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Third Avenue Trust

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 28, 2011

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David M. Barse
Name:	David M. Barse
Title:	Principal Executive Officer
Date:	June 28, 2011

By:	/s/ Vincent J. Dugan
Name:	Vincent J. Dugan
Title:	Principal Financial Officer
Date:	June 28, 2011